UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07156

Name of Fund: BlackRock MuniYield Investment Quality Fund (MFT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 01/31/2012

Item 1 – Report to Stockholders

January 31, 2012

Semi-Annual Report (Unaudited)

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

BlackRock MuniYield Investment Quality Fund (MFT)

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

BlackRock MuniYield Pennsylvania Quality Fund (MPA)

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Dear Shareholder

Early in 2011, global financial market action was dominated by political revolutions in the Middle East and North Africa, soaring prices of oil and other commodities, and natural disasters in Japan resulting in global supply chain disruptions. But corporate earnings were strong and the global economic recovery appeared to be on track. Investors demonstrated steadfast confidence as risk assets, including equities, commodities and high yield bonds, charged forward. Markets reversed sharply in May, however, when escalating political strife in Greece rekindled fears about sovereign debt problems spreading across Europe. Concurrently, global economic indicators signaled that the recovery had slowed. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5th, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default, debt problems escalated in Italy and Spain, and exposure to European sovereign bonds stressed banks globally. Financial markets whipsawed on hopes and fears. Macro news flow became a greater influence on trading decisions than the fundamentals of the securities traded, resulting in highly correlated asset prices. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historic highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, European leaders began to show progress toward stemming the region’s debt crisis. Investors came back from the sidelines and risk assets rallied through the month. Eventually, a lack of definitive details about Europe’s rescue plan raised doubts among investors and thwarted the rally at the end of October. The last two months of 2011 saw political instability in Greece, unsustainable yields on Italian bonds, and US policymakers in gridlock over budget issues. Global central bank actions and improving economic data invigorated investors, but confidence was easily tempered by sobering news flow. Sentiment improved in the New Year as investors saw bright spots in global economic data, particularly from the United States, China and Germany. International and emerging markets rebounded strongly through January. US stocks rallied on solid improvement in the domestic labor market and indications from the Federal Reserve that interest rates would remain low through 2014. Nonetheless, investors maintained caution as US corporate earnings began to weaken and a European recession appeared inevitable.

US equities and high yield bonds recovered their late-summer losses and posted positive returns for both the 6- and 12-month periods ended January 31, 2012. International markets, however, experienced some significant downturns in 2011 and remained in negative territory despite a strong rebound at the end of the period. Fixed income securities benefited from declining yields and delivered positive returns for the 6- and 12-month periods. US Treasury bonds outperformed other fixed income classes despite their quality rating downgrade, while municipal bonds also delivered superior results. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Many of the themes that caused uncertainty in 2011 remain unresolved. For investors, the risks are daunting. BlackRock remains committed to helping you keep your financial goals on track in this challenging environment.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“BlackRock remains committed to helping you keep your financial goals on track in this challenging environment.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of January 31, 2012

	6-month	12-month
US large cap equities	2.71%	4.22%
(S&P 500® Index)
US small cap equities	0.22	2.86
(Russell 2000® Index)
International equities	(10.42)	(9.59)
(MSCI Europe, Australasia,
Far East Index)
Emerging market	(9.56)	(6.64)
equities (MSCI Emerging
Markets Index)
3-month Treasury	0.02	0.09
bill (BofA Merrill Lynch
3-Month Treasury
Bill Index)
US Treasury securities	10.81	18.49
(BofA Merrill Lynch 10-
Year US Treasury Index)
US investment grade	4.25	8.66
bonds (Barclays
Capital US Aggregate
Bond Index)
Tax-exempt municipal	7.25	14.40
bonds (S&P Municipal
Bond Index)
US high yield bonds	1.84	5.81
(Barclays Capital US
Corporate High Yield 2%
Issuer Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Municipal Market Overview

For the 12-Month Period Ended January 31, 2012

One year ago, the municipal bond market was steadily recovering from a difficult fourth quarter of 2010 that brought severe losses amid a steepening US Treasury yield curve and a flood of inflated headlines about municipal finance troubles. Retail investors had lost confidence in municipals and retreated from the market. Political uncertainty surrounding the midterm elections and tax policies exacerbated the situation. These conditions combined with seasonal illiquidity weakened willful market participation from the trading community. December 2010 brought declining demand with no comparable reduction in supply as issuers rushed their deals to market before the Build America Bond program was retired. This supply-demand imbalance led to wider quality spreads and higher yields for municipal bonds heading into 2011.

Demand is usually strong at the beginning of a new year, but retail investors continued to move away from municipal mutual funds in the first half of 2011. From the middle of November 2010, outflows persisted for 29 consecutive weeks, totaling $35.1 billion before the trend finally broke in June 2011. However, weak demand was counterbalanced by lower supply in 2011. According to Thomson Reuters, new issuance was down 32% in 2011 as compared to the prior year. While these technical factors were improving, municipalities were struggling to balance their budgets, although the late-2010 predictions for widespread municipal defaults did not materialize. Other concerns that resonated at the beginning of the year, such as rising interest rates, weakening credits and higher rates of inflation, abated as these scenarios also did not come to fruition.

On August 5th, 2011, Standard & Poor’s (“S&P”) downgraded the US government’s credit rating from AAA to AA+. While this led to the downgrade of approximately 11,000 municipal issues directly tied to the US debt rating, this represented a very small fraction of the municipal market and said nothing about the individual municipal credits themselves. In fact, demand for municipal bonds increased as severe volatility in US equities drove investors to more stable asset classes. The municipal market benefited from an exuberant Treasury market and continued muted new issuance. As supply remained constrained, demand from both traditional and non-traditional buyers was strong, pushing long-term municipal bond yields lower and sparking a curve-flattening trend that continued through year end. Ultimately, 2011 was one of the strongest performance years in municipal market history. The S&P Municipal Bond Index returned 10.62% in 2011, making municipal bonds a top-performing fixed income asset class for the year.

Supply and demand technicals continued to be favorable in January 2012. Overall, the municipal yield curve flattened during the period from January 31, 2011 to January 31, 2012. As measured by Thomson Municipal Market Data, yields declined by 161 basis points (“bps”) to 3.17% on AAA-rated 30-year municipal bonds and by 163 bps to 1.68% on 10-year bonds, while yields on 5-year issues fell 117 bps to 0.68%. While the entire municipal curve flattened over the 12-month time period, the spread between 2- and 30-year maturities tightened by 120 bps, and in the 2- to 10-year range, the spread tightened by 124 bps.

The fundamental picture for municipalities continues to improve. Austerity has been the general theme across the country, while a small number of states continue to rely on a “kick-the-can” approach to close their budget shortfalls, with aggressive revenue projections and accounting gimmicks. The market’s technical factors are also improving as demand outpaces supply in what is historically a light issuance period. It has been over a year since the first highly publicized interview about the fiscal problems plaguing state and local governments. Thus far, the prophecy of widespread defaults across the municipal market has not materialized. In 2011, there were fewer municipal defaults than seen in 2010. Throughout 2011 monetary defaults in the S&P Municipal Bond Index totaled roughly $805 million, representing less than 0.48% of the index. BlackRock maintains the view that municipal bond defaults will remain in the periphery and the overall market is fundamentally sound. We continue to recognize that careful credit research and security selection remain imperative amid uncertainty in this economic environment.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Fund Summary as of January 31, 2012	BlackRock MuniHoldings California Quality Fund, Inc.

Fund Overview

BlackRock MuniHoldings California Quality Fund, Inc.’s (MUC) (the “Fund”) investment objective is to provide shareholders with current income exempt from federal and California income taxes. The Fund seeks to achieve its investment objective by investing primarily in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and California income taxes. Under normal market conditions, the Fund invests at least 80% of its assets in investment grade municipal obligations with remaining maturities of one year or more at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2012, the Fund returned 22.03% based on market price and 14.84% based on net asset value (“NAV”). For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of 21.02% based on market price and 14.53% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Fund’s slightly long duration (sensitivity to interest rate movements) had a positive impact on performance as interest rates generally declined amid the investor flight-to-quality in the US Treasury market. Increased exposure to inverse floating rate instruments (tender option bonds) while the municipal yield curve was historically steep boosted the Fund’s income accrual. The Fund’s holdings of higher quality essential service revenue bonds contributed positively, as did holdings of select general obligation bonds and school district credits with stronger underlying fundamentals. Additionally, purchases of zero-coupon bonds deemed undervalued added to the Fund’s total return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	MUC
Initial Offering Date	February 27, 1998
Yield on Closing Market Price as of January 31, 2012 ($15.55)[1]	5.90%
Tax Equivalent Yield[2]	9.08%
Current Monthly Distribution per Common Share[3]	$0.0765
Current Annualized Distribution per Common Share[3]	$0.9180
Economic Leverage as of January 31, 2012[4]	41%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The Monthly Distribution per Common Share, declared on March 1, 2012, was increased to $0.0790 per share. The Yield on Closing Market Price, Current Monthly Distribution per Common Share and Current Annualized Distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.
[4]	Represents Auction Market Preferred Shares (“AMPS”) and tender option bond trusts (“TOBs”) as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to AMPS and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/12	7/31/11	Change	High	Low
Market Price	$15.55	$13.15	18.25%	$15.57	$12.90
Net Asset Value	$15.88	$14.27	11.28%	$15.88	$14.27

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/12	7/31/11
County/City/Special District/School District	38%	37%
Utilities	27	30
Education	12	11
Transportation	11	12
Health	7	4
State	5	2
Corporate	—[5]	4

[5]	Representing less than 1% of the Fund’s long-term investments.

Credit Quality Allocations6

	1/31/12	7/31/11
AAA/Aaa	17%	5%
AA/Aa	65	64
A	17	17
BBB/Baa	1	5
Not Rated	—	9

[6]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.
SEMI-ANNUAL REPORT	JANUARY 31, 2012	5

Fund Summary as of January 31, 2012	BlackRock MuniHoldings New Jersey Quality Fund, Inc.

Fund Overview

BlackRock MuniHoldings New Jersey Quality Fund, Inc.’s (MUJ) (the “Fund”) investment objective is to provide shareholders with current income exempt from federal income tax and New Jersey personal income taxes. The Fund seeks to achieve its investment objective by investing primarily in long-term, investment grade municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New Jersey personal income taxes. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations with remaining maturities of one year or more at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2012, the Fund returned 18.23% based on market price and 13.71% based on NAV. For the same period, the closed end Lipper New Jersey Municipal Debt Funds category posted an average return of 20.36% based on market price and 13.24% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. During the period, the Fund benefited from the declining interest rate environment (bond prices rise as interest rates fall), the flattening of the yield curve (long interest rates fell more than short and intermediate rates) and tightening of credit spreads. The Fund’s exposure to zero-coupon bonds and the health sector had a positive impact on performance as these holdings derived the greatest benefit from the decline in interest rates and spread tightening during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MUJ
Initial Offering Date	March 11, 1998
Yield on Closing Market Price as of January 31, 2012 ($15.77)[1]	5.63%
Tax Equivalent Yield[2]	8.66%
Current Monthly Distribution per Common Share[3]	$0.074
Current Annualized Distribution per Common Share[3]	$0.888
Economic Leverage as of January 31, 2012[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents Variable Rate Demand Preferred Shares (“VRDP Shares”) and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/12	7/31/11	Change	High	Low
Market Price	$15.77	$13.74	14.77%	$15.89	$13.51
Net Asset Value	$16.26	$14.73	10.39%	$16.26	$14.73

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/12	7/31/11
State	34%	31%
Transportation	15	19
Education	12	12
Health	12	11
County/City/Special District/School District	11	14
Utilities	8	5
Housing	5	6
Corporate	2	1
Tobacco	1	1

Credit Quality Allocations5

	1/31/12	7/31/11
AAA/Aaa	9%	11%
AA/Aa	50	45
A	29	30
BBB/Baa	12	14

[5]	Using the higher of S&P’s and Moody’s ratings.
6	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Fund Summary as of January 31, 2012	BlackRock MuniYield Investment Quality Fund

Fund Overview

BlackRock MuniYield Investment Quality Fund’s (MFT) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2012, the Fund returned 23.88% based on market price and 16.39% based on NAV. For the same period, the closed-end Lipper General & Insured Municipal Debt Funds (Leveraged) category posted an average return of 21.10% based on market price and 13.67% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. As the yield curve flattened during the period (longer-term interest rates fell more than shorter rates), rising bond prices in the long end of the municipal curve contributed positively to the Fund’s performance. The Fund’s longer-dated holdings in the health, transportation and education sectors experienced the best price appreciation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MFT
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2012 ($14.89)[1]	5.72%
Tax Equivalent Yield[2]	8.80%
Current Monthly Distribution per Common Share[3]	$0.071
Current Annualized Distribution per Common Share[3]	$0.852
Economic Leverage as of January 31, 2012[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents Variable Rate Muni Term Preferred Shares (“VMTP Shares”) and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/12	7/31/11	Change	High	Low
Market Price	$14.89	$12.39	20.18%	$14.95	$12.05
Net Asset Value	$15.13	$13.40	12.91%	$15.13	$13.40

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/12	7/31/11
Utilities	29%	30%
County/City/Special District/School District	23	23
Transportation	22	18
Health	11	13
State	8	9
Education	4	3
Housing	2	3
Tobacco	1	1

Credit Quality Allocations5

	1/31/12	7/31/11
AAA/Aaa	8%	4%
AA/Aa	74	13
A	16	69
BBB/Baa	2	8
Not Rated	—[6]	6

[5]	Using the higher of S&P’s or Moody’s ratings.
[6]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2012, the market value of these securities was $285,650, representing less than 1% of the Fund’s long-term investments.
SEMI-ANNUAL REPORT	JANUARY 31, 2012	7

Fund Summary as of January 31, 2012	BlackRock MuniYield Michigan Quality Fund, Inc.

Fund Overview

BlackRock MuniYield Michigan Quality Fund, Inc.’s (MIY) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and Michigan income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Michigan income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2012, the Fund returned 20.52% based on market price and 12.28% based on NAV. For the same period, the closed-end Lipper Michigan Municipal Debt Funds category posted an average return of 19.01% based on market price and 12.19% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. During the period, the Fund benefited from the declining interest rate environment (bond prices rise as interest rates fall), the flattening of the yield curve (long interest rates fell more than short and intermediate rates) and tightening of credit spreads. The Fund’s exposure to zero-coupon bonds and the health sector had a positive impact on performance as these holdings derived the greatest benefit from the decline in interest rates and spread tightening during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MIY
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2012 ($15.63)[1]	5.87%
Tax Equivalent Yield[2]	9.03%
Current Monthly Distribution per Common Share[3]	$0.0765
Current Annualized Distribution per Common Share[3]	$0.9180
Economic Leverage as of January 31, 2012[4]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/12	7/31/11	Change	High	Low
Market Price	$15.63	$13.39	16.73%	$15.66	$12.97
Net Asset Value	$15.91	$14.63	8.75%	$15.91	$14.63

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/12	7/31/11
County/City/Special District/School District	26%	29%
State	17	9
Health	15	13
Utilities	14	16
Education	10	8
Transportation	8	10
Housing	5	5
Corporate	5	10

Credit Quality Allocations5

	1/31/12	7/31/11
AAA/Aaa	9%	3%
AA/Aa	62	67
A	26	27
BBB/Baa	2	2
Not Rated[6]	1	1

[5]	Using the higher of S&P’s or Moody’s ratings.
[6]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2012 and July 31, 2011, the market value of these securities was $5,297,162, representing 1%, and $1,064,957, representing 1%, respectively, of the Fund's long-term investments.
8	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Fund Summary as of January 31, 2012	BlackRock MuniYield New Jersey Quality Fund, Inc.

Fund Overview

BlackRock MuniYield New Jersey Quality Fund, Inc.’s (MJI) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes and New Jersey personal income tax as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New Jersey personal income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2012, the Fund returned 25.38% based on market price and 13.70% based on NAV. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of 20.36% based on market price and 13.24% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. During the period, the Fund benefited from the declining interest rate environment (bond prices rise as interest rates fall), the flattening of the yield curve (long interest rates fell more than short and intermediate rates) and tightening of credit spreads. The Fund’s exposure to zero-coupon bonds and the health sector had a positive impact on performance as these holdings derived the greatest benefit from the decline in interest rates and spread tightening during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MJI
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2012 ($15.99)[1]	5.40%
Tax Equivalent Yield[2]	8.31%
Current Monthly Distribution per Common Share[3]	$0.072
Current Annualized Distribution per Common Share[3]	$0.864
Economic Leverage as of January 31, 2012[4]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/12	7/31/11	Change	High	Low
Market Price	$15.99	$13.16	21.50%	$15.99	$12.91
Net Asset Value	$16.01	$14.53	10.19%	$16.01	$14.53

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/12	7/31/11
State	31%	27%
Education	15	17
Transportation	13	12
Health	11	10
Utilities	10	9
County/City/Special District/School District	9	14
Housing	6	7
Corporate	4	3
Tobacco	1	1

Credit Quality Allocations5

	1/31/12	7/31/11
AAA/Aaa	10%	10%
AA/Aa	44	44
A	33	33
BBB/Baa	12	10
Not Rated[6]	1	3

[5]	Using the higher of S&P’s and Moody’s ratings.
[6]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2012 and July 31, 2011, the market value of these securities was $2,063,496, representing 1%, and $3,124,559, representing 3%, respectively, of the Fund’s long-term investments.
SEMI-ANNUAL REPORT	JANUARY 31, 2012	9

Fund Summary as of January 31, 2012	BlackRock MuniYield Pennsylvania Quality Fund

Fund Overview

BlackRock MuniYield Pennsylvania Quality Fund’s (MPA) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and Pennsylvania income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Pennsylvania income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six months ended January 31, 2012, the Fund returned 20.10% based on market price and 12.46% based on NAV. For the same period, the closed-end Lipper Pennsylvania Municipal Debt Funds category posted an average return of 16.43% based on market price and 11.62% based on NAV. All returns reflect reinvestment of dividends. The Fund's discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. During the period, municipal bond prices generally rose as the yield curve flattened and credit spreads tightened. Given these market conditions, the Fund’s exposure to longer maturity bonds and lower-quality investment grade bonds had a significant positive impact on the Fund’s performance for the period. The Fund’s distribution yield was below the median of its Lipper category, resulting in a lower total return relative to its peers.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MPA
Initial Offering Date	October 30, 1992
Yield on Closing Market Price as of January 31, 2012 ($16.25)[1]	5.65%
Tax Equivalent Yield[2]	8.69%
Current Monthly Distribution per Common Share[3]	$0.0765
Current Annualized Distribution per Common Share[3]	$0.9180
Economic Leverage as of January 31, 2012[4]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum federal tax rate of 35%.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 11.

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/12	7/31/11	Change	High	Low
Market Price	$16.25	$13.94	16.57%	$16.33	$13.76
Net Asset Value	$16.34	$14.97	9.15%	$16.34	$14.97

The following charts show the sector and credit quality allocations of the Fund’s long-term investments:

Sector Allocations

	1/31/12	7/31/11
County/City/Special District/School District	23%	30%
State	23	16
Health	14	14
Utilities	12	13
Transportation	12	12
Education	8	8
Housing	5	3
Corporate	3	4

Credit Quality Allocations5

	1/31/12	7/31/11
AA/Aa	80%	79%
A	17	17
BBB/Baa	3	4

[5]	Using the higher of S&P’s or Moody’s ratings.
10	SEMI-ANNUAL REPORT	JANUARY 31, 2012

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and NAV of their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

To obtain leverage, the Funds issue Auction Market Preferred Shares (“AMPS”), Variable Rate Demand Preferred Shares (“VRDP Shares”) or Variable Rate Muni Term Preferred Shares (“VMTP Shares”) (collectively, “Preferred Shares”). Preferred Shares pay dividends at prevailing short-term interest rates, and the Funds invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with assets received from Preferred Shares issuance earn income based on long-term interest rates. In this case, the dividends paid to holders of Preferred Shares (“Preferred Shareholders”) are significantly lower than the income earned on the Fund’s long-term investments, and therefore the Common Shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates, the yield curve has a negative slope. In this case, the Fund pays higher short-term interest rates whereas the Fund’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Funds’ Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively in addition to the impact on Fund performance from leverage from Preferred Shares discussed above.

The Funds may also leverage their assets through the use of tender option bond trusts (“TOBs”), as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Funds, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAV per share.

The use of leverage may enhance opportunities for increased income to the Funds and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAVs, market prices and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by rating agencies that rate the Preferred Shares issued by the Funds. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds are permitted to issue senior securities in the form of equity securities (e.g., Preferred Shares) up to 50% of their total managed assets. In addition, each Fund voluntarily limits its economic leverage to 50% of its total managed assets for Funds with AMPS or 45% for Funds with VRDPs or VMTPs. As of January 31, 2012, the Funds had economic leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of
Economic
Leverage
MUC	41%
MUJ	37%
MFT	39%
MIY	36%
MJI	35%
MPA	35%

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	11

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California — 102.4%

Corporate — 0.4%
City of Chula Vista California, Refunding RB, San Diego
Gas & Electric, Series A, 5.88%, 2/15/34	$2,435	$2,818,001
County/City/Special District/School District — 28.9%
Alhambra Unified School District, GO, CAB, Election
of 2008, Series B (AGM), 6.31%, 8/01/39 (a)	5,000	1,110,750
Centinela Valley Union High School District, GO, Election
of 2010, Series A, 5.75%, 8/01/41	9,000	10,380,780
Chabot-Las Positas Community College District, GO, CAB,
Series C (AMBAC), 6.03%, 8/01/37 (a)	11,980	2,874,242
City of Garden Grove California, COP, Series A, Financing
Project (AMBAC), 5.50%, 3/01/26	4,040	4,093,934
City of Redding California, COP, Refunding, Series A
(AGM), 5.00%, 6/01/30	5,000	5,521,100
Colton Joint Unified School District, GO, Series A
(NPFGC), 5.38%, 8/01/26	2,500	2,585,725
County of Kern California, COP, Capital Improvements
Projects, Series A (AGC), 6.00%, 8/01/35	3,500	4,057,935
Covina-Valley Unified School District California, GO,
Refunding, Series A (AGM), 5.50%, 8/01/26	2,395	2,482,489
Culver City Redevelopment Finance Authority California,
Tax Allocation Bonds, Refunding, Series A (AGM),
5.60%, 11/01/25	3,750	3,762,525
Desert Community College District, GO, CAB, Election
2004 Series C (AGM), 5.90%, 8/01/46 (a)	5,000	712,050
Grossmont Healthcare District, GO, Election of 2006,
Series B, 6.13%, 7/15/40	2,000	2,377,800
Los Angeles Community Redevelopment Agency
California, RB, Bunker Hill Project, Series A (AGM),
5.00%, 12/01/27	10,000	10,559,100
Merced Union High School District, GO, CAB, Election
2008, Series C (a):
6.61%, 8/01/33	2,500	781,875
6.40%, 8/01/36	4,100	1,070,223
7.07%, 8/01/41	5,000	739,350
New Haven Unified School District, GO, CAB,
(AGC), 8/01/33	4,950	1,594,148
Norwalk-La Mirada Unified School District California,
GO, CAB, Election of 2002, Series E (AGC),
5.53%, 8/01/38 (a)	7,500	1,790,025
Orange County Sanitation District, COP, Series A,
5.00%, 2/01/35	2,500	2,770,300
Oxnard Union High School District, GO, Refunding,
Election of 2004, Series A (AGM), 5.00%, 8/01/35	10,000	10,979,000
Port of Oakland, Refunding RB, Series M (FGIC),
5.38%, 11/01/27	18,000	18,239,220
Redlands Unified School District California, GO, Election
of 2008 (AGM), 5.25%, 7/01/33	5,000	5,559,550
Rio Hondo Community College District, GO, CAB, Election
of 2004, Series C, 5.32%, 8/01/36 (a)	16,650	4,842,319
San Bernardino Community College District, GO, Election
of 2002, Series A, 6.25%, 8/01/33	310	370,918

	Par
Municipal Bonds	(000)	Value
California (continued)

County/City/Special District/School District (concluded)
San Diego Regional Building Authority, RB, County
Operations Center & Annex, Series A, 5.50%, 2/01/29	$900	$1,027,692
San Jose Financing Authority, RB, Civic Center Project,
Series B (AMBAC), 5.00%, 6/01/32	14,800	14,879,180
San Jose Financing Authority, RB, Convention Center
Expansion & Renovation Project:
5.75%, 5/01/36	2,560	2,741,581
5.75%, 5/01/42	4,500	5,114,745
Santa Clara Redevelopment Agency California, Tax
Allocation Bonds, Bayshore North Project, Series A
(AMBAC), 5.50%, 6/01/23	10,000	10,064,900
Snowline Joint Unified School District, COP, Refunding,
Refining Project (AGC), 5.75%, 9/01/38	5,635	6,412,517
Vista Unified School District California, GO, Series A
(AGM), 5.25%, 8/01/25	10,000	10,196,200
Walnut Valley Unified School District California, GO,
Election of 2007, Measure S, Series A (AGM),
5.00%, 2/01/33	2,000	2,185,220
West Contra Costa County Unified School District
California, GO, Election of 2005, Series A (AGM),
5.00%, 8/01/35	12,000	12,507,960
West Contra Costa Unified School District California, GO:
Election of 2002, Series B (AGM), 5.00%, 8/01/32	6,690	6,744,256
Election of 2010, Series A, 5.25%, 8/01/41	5,390	5,972,066
Refunding (AGM), 5.25%, 8/01/23	4,500	5,395,365
Westminster Redevelopment Agency California,
Tax Allocation Bonds, Subordinate, Commercial
Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,300	5,156,732
		187,653,772
Education — 8.9%
Anaheim City School District California, GO, Election
of 2010 (AGM), 6.25%, 8/01/40	3,750	4,520,100
California Municipal Finance Authority, RB, Emerson
College, 6.00%, 1/01/42	2,500	2,769,775
California State Educational Facilities Authority, RB,
University of Southern California, Series A,
5.25%, 10/01/38	8,000	8,997,680
Gavilan Joint Community College District, GO, Election
of 2004, Series D:
5.50%, 8/01/31	2,170	2,613,570
5.75%, 8/01/35	8,400	9,991,128
Riverside Community College District, GO, Election
of 2004, Series C (AGM), 5.00%, 8/01/32	8,750	9,497,162
San Diego Community College District, GO, Election
of 2006 (AGM), 5.00%, 8/01/30	9,555	10,604,235
University of California, RB, Series L, 5.00%, 5/15/36	2,995	3,209,262
University of California, Refunding RB, General, Series A
(AMBAC), 5.00%, 5/15/27	5,000	5,255,400
		57,458,312

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
S/F	Single-Family
SYNCORA	Syncora Guarantee

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)

Health — 11.4%
ABAG Finance Authority for Nonprofit Corps, Refunding
RB, Sharp Healthcare, 6.25%, 8/01/39	$5,000	$5,775,300
ABAG Finance Authority for Nonprofit Corps, Sharp
Healthcare, Refunding RB, Series A, 6.00%, 8/01/30	2,250	2,713,410
California Health Facilities Financing Authority, RB:
Adventist Health System, Series A, 5.00%, 3/01/33	3,190	3,212,585
Providence Health Services, Series B,
5.50%, 10/01/39	3,970	4,387,208
Sutter Health, Series A, 5.25%, 11/15/46	19,000	19,802,560
Sutter Health, Series B, 6.00%, 8/15/42	9,655	11,122,946
California Health Facilities Financing Authority,
Refunding RB, Catholic Healthcare West, Series A,
6.00%, 7/01/34	3,700	4,268,172
California Health Facilities Financing Authority Revenue
Bonds, Series A Kaiser Permanente, 5.25%, 4/01/39	6,500	6,715,345
California Statewide Communities Development
Authority, RB:
Health Facility Memorial Health Services, Series A,
6.00%, 10/01/23	4,915	5,107,914
Kaiser Permanente, Series B, 5.25%, 3/01/45	6,100	6,312,341
City of Newport Beach California, RB, Hoag Memorial
Hospital Presbyterian, 6.00%, 12/01/40	3,820	4,545,456
		73,963,237
State — 9.1%
California State Public Works Board, RB, Department
of Education, Riverside Campus Project, Series B,
6.50%, 4/01/34	3,670	4,234,079
California State Public Works Board, RB, California State
Prisons, Series C, 5.75%, 10/01/31	1,205	1,380,942
State of California, GO:
6.00%, 3/01/33	5,800	6,889,356
6.00%, 4/01/38	28,265	32,805,207
University of California, RB, Limited Project, Series D
(NPFGC), 5.00%, 5/15/41	13,000	13,871,000
		59,180,584
Transportation — 16.0%
City of Fresno California, RB, Series B, AMT (AGM),
5.50%, 7/01/20	4,455	4,565,217
City of San Jose California, RB:
Series A-1, AMT, 6.25%, 3/01/34	1,400	1,614,816
Series A-1, AMT, 5.25%, 3/01/23	2,985	3,315,738
Series D (NPFGC), 5.00%, 3/01/28	5,000	5,127,000
County of Orange California, RB, Series B,
5.75%, 7/01/34	6,345	7,140,282
County of Sacramento California, RB:
Senior Series A (AGC), 5.50%, 7/01/41	7,275	7,917,019
Senior Series B, 5.75%, 7/01/39	2,650	2,924,249
Senior Series B, AMT, (AGM), 5.25%, 7/01/33	19,525	20,791,196
Senior Series B, AMT (AGM), 5.75%, 7/01/28	13,275	14,888,709
Los Angeles Department of Airports, RB:
Senior Series D, 5.25%, 5/15/29	2,590	3,000,308
Series A, 5.25%, 5/15/39	2,775	3,088,658
Los Angeles Department of Airports, Refunding RB,
Senior, Series A, 5.00%, 5/15/35	2,945	3,284,971
Los Angeles Harbor Department, RB, Series B,
5.25%, 8/01/34	5,530	6,284,568
San Francisco City & County Airports Commission, RB,
Series E, 6.00%, 5/01/39	9,650	11,182,420

	Par
Municipal Bonds	(000)	Value
California (concluded)

Transportation (concluded)
San Francisco City & County Airports Commission,
Refunding RB, Second Series 34E, AMT (AGM),
5.75%, 5/01/24	$5,000	$5,723,800
San Joaquin County Transportation Authority, RB, Limited
Tax, Measure K, Series A, 6.00%, 3/01/36	2,400	2,881,968
		103,730,919
Utilities — 27.7%
Anaheim Public Financing Authority, RB, Electric System
Distribution Facilities, Series A, 5.38%, 10/01/36	2,200	2,534,026
City of Escondido California, COP, Refunding, Series A
(NPFGC), 5.75%, 9/01/24	465	466,795
City of Los Angeles California, Refunding RB:
Sub-Series A, 5.00%, 6/01/32	3,000	3,408,570
Sub-Series A, 5.00%, 6/01/28	2,000	2,328,160
Dublin-San Ramon Services District, Refunding RB,
6.00%, 8/01/41	4,000	4,739,200
East Bay Municipal Utility District, Refunding RB,
Sub-Series A (AMBAC), 5.00%, 6/01/33	6,545	7,178,687
Eastern Municipal Water District, COP, Series H,
5.00%, 7/01/33	2,500	2,719,775
Imperial Irrigation District, Refunding RB, System,
5.13%, 11/01/38	9,500	10,143,530
Los Angeles Department of Water & Power, RB:
5.00%, 7/01/41	5,000	5,561,950
Series A, 5.38%, 7/01/38	10,500	11,885,790
System Series A, 5.25%, 7/01/39	16,000	18,326,080
Metropolitan Water District of Southern California, RB,
Series B-1 (NPFGC), 5.00%, 10/01/33	8,605	9,105,037
Oxnard Financing Authority, RB (NPFGC):
Project, 5.00%, 6/01/31	10,000	10,618,500
Redwood Trunk Sewer & Headworks, Series A,
5.25%, 6/01/34	9,750	10,436,302
Sacramento City Financing Authority California,
Refunding RB (NPFGC), 5.00%, 12/01/29	8,775	9,159,608
Sacramento Municipal Utility District, RB, Series R
(NPFGC), 5.00%, 8/15/33	20,000	20,831,400
San Diego Public Facilities Financing Authority,
Refunding RB, Senior Series A:
5.25%, 5/15/34	1,000	1,136,460
5.25%, 5/15/39	3,165	3,550,877
San Francisco City & County Public Utilities
Commission, RB:
Local Water Main Sub-Series C, 5.00%, 11/01/41	5,000	5,627,950
Series A (NPFGC), 5.00%, 11/01/32	15,000	15,220,200
Series B, 5.00%, 11/01/30	14,000	16,142,420
Southern California Public Power Authority, Milford Wind
Corridor Phase II, 5.25%, 7/01/28	6,980	8,304,036
		179,425,353
Total Municipal Bonds in California		664,230,178

Puerto Rico — 0.4%

County/City/Special District/School District — 0.4%
Puerto Rico Sales Tax Financing Corp., RB, Series C,
6.00%, 8/01/39 (a)	12,420	2,892,245
Total Municipal Bonds in Puerto Rico		2,892,245
Total Municipal Bonds — 102.8%		667,122,423

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	13

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (b)	(000)	Value
California — 63.3%

County/City/Special District/School District — 33.1%
Alameda County Joint Powers Authority, Refunding RB,
Lease (AGM), 5.00%, 12/01/34	$13,180	$14,214,366
Contra Costa Community College District California, GO,
Election of 2002 (NPFGC), 5.00%, 8/01/28	7,800	8,252,244
Desert Community College District California, GO,
Series C (AGM), 5.00%, 8/01/37	16,530	17,624,451
Foothill-De Anza Community College District, GO,
Series C, 5.00%, 8/01/40	10,000	11,152,100
Los Angeles Community College District California, GO:
Election of 2001, Series E-1, 5.00%, 8/01/33	11,770	12,982,663
Election of 2003, Series E (AGM), 5.00%, 8/01/31	11,216	12,114,926
Election of 2003, Series F-1, 5.00%, 8/01/33	10,000	11,030,300
Election of 2008, Series A, 6.00%, 8/01/33	9,596	11,537,726
Los Angeles Community College District California,
GO, Series A, Election of 2001, Series A (NPFGC),
5.00%, 8/01/32	6,647	7,271,030
Los Angeles County Metropolitan Transportation Authority,
Refunding RB, Proposition A, First Tier, Senior Series A
(AMBAC), 5.00%, 7/01/35	8,997	9,909,171
Los Angeles County Sanitation Districts Financing
Authority, Refunding RB, Capital Project 14 (BHAC),
5.00%, 10/01/34	7,917	8,369,388
Ohlone Community College District, GO, Series B (AGM),
5.00%, 8/01/30	16,518	17,693,383
Poway Unified School District, GO, Election of 2002,
Improvement District 02, Series 1-B (AGM),
5.00%, 8/01/30	10,000	10,875,600
San Bernardino Community College District California,
GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	17,770	19,700,000
San Diego Community College District California, GO,
Election of 2002 (AGM), 5.00%, 5/01/30	12,549	13,759,804
San Francisco Bay Area Rapid Transit District, Refunding
RB, Series A (NPFGC), 5.00%, 7/01/30	23,100	25,365,186
San Francisco Bay Area Transit Financing Authority,
Refunding RB, Series A (NPFGC), 5.00%, 7/01/34	2,499	2,744,396
		214,596,734
Education — 11.8%
Chaffey Community College District, GO, Election
of 2002, Series B (NPFGC), 5.00%, 6/01/30	9,905	10,577,930
Los Rios Community College District, GO, Election
of 2008, Series A, 5.00%, 8/01/35	11,000	12,127,610
Mount Diablo California Uniform School District, GO,
5.00%, 6/01/31	4,000	4,190,240
Riverside Community College District, GO, Election
of 2004, Series C (NPFGC), 5.00%, 8/01/32	8,910	9,652,203
University of California, RB:
Limited Project, Series B (AGM), 5.00%, 5/15/33	17,397	18,218,783
Limited Project, Series D (AGM), 5.00%, 5/15/41	8,000	8,536,000
Series O, 5.75%, 5/15/34	11,190	13,166,714
		76,469,480
Transportation — 1.6%
San Mateo County Transportation Authority, Refunding
RB, Series A (NPFGC), 5.00%, 6/01/32	10,000	10,515,900
Utilities — 16.8%
City of Napa California, RB (AMBAC), 5.00%, 5/01/35	9,100	9,776,130
East Bay Municipal Utility District, RB, Sub-Series A
(NPFGC), 5.00%, 6/01/35	12,070	13,359,317
East Bay Municipal Utility District, Refunding RB,
Sub-Series A (AMBAC), 5.00%, 6/01/37	14,510	15,691,840
Los Angeles Department of Water & Power, RB, Power
System (AGM):
Sub-Series A-1, 5.00%, 7/01/31	4,993	5,326,218
Sub-Series A-2, 5.00%, 7/01/35	7,500	8,007,075

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (b)	(000)	Value
California (concluded)

Utilities (concluded)
Metropolitan Water District of Southern California, RB,
Series A (AGM), 5.00%, 7/01/35	$12,870	$14,197,026
Rancho Water District Financing Authority, Refunding RB,
Series A (AGM), 5.00%, 8/01/34	5,008	5,472,223
Sacramento Regional County Sanitation District, RB,
Sacramento Regional County Sanitation (NPFGC),
5.00%, 12/01/36	4,500	4,798,845
San Diego County Water Authority, COP, Series A (AGM),
5.00%, 5/01/31	4,000	4,233,040
San Diego County Water Authority, COP, Refunding:
Series 2002-A (NPFGC), 5.00%, 5/01/32	10,000	10,142,600
Series 2008-A (AGM), 5.00%, 5/01/33	16,740	18,108,495
		109,112,809
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 63.3%		410,694,923
Total Long-Term Investments
(Cost — $1,005,772,469) — 166.1%		1,077,817,346

Short-Term Securities	Shares
BIF California Municipal Money Fund,
0.00% (c)(d)	14,314,399	14,314,399
Total Short-Term Securities
(Cost — $14,314,399) — 2.2%		14,314,399
Total Investments (Cost — $1,020,086,868) — 168.3%		1,092,131,745
Other Assets Less Liabilities — 1.7%		10,819,299
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (30.9)%		(200,060,576)
AMPS, at Redemption Value — (39.1)%		(254,004,140)
Net Assets Applicable to Common Shares — 100.0%		$648,886,328

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
	Shares Held		Shares Held
	at July 31,	Net	at January 31,
Affiliate	2011	Activity	2012	Income
BIF California
Municipal
Money Fund	7,347,551	6,966,848	14,314,399	$262
(d)	Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
•	Financial futures contracts sold as of January 31, 2012 were as follows:
				Notional	Unrealized
Contracts	Issue	Exchange	Expiration	Value	Depreciation
	10-Year US	Chicago Board	March
75	Treasury Note	of Trade	2012	$9,918,750	$ (131,393)

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Schedule of Investments (concluded)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$1,077,817,346	—	$1,077,817,346
Short-Term
Securities	$14,314,399	—	—	14,314,399
Total	$14,314,399	$1,077,817,346	—	$1,092,131,745
[1]	See above Schedule of Investments for values in each sector.
Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivate Financial Instruments[2]
Liabilities:
Interest rate
contracts	$(131,393)	—	—	$(131,393)
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	15

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 125.8%

Corporate — 3.2%
New Jersey EDA, RB, AMT:
New Jersey American Water Co., Inc. Project,
Series A (AMBAC), 5.25%, 11/01/32	$3,000	$3,061,530
Waste Management of New Jersey, Series A,
Mandatory Put Bonds, 5.30%, 6/01/15 (a)	2,500	2,697,800
New Jersey EDA, Refunding RB, AMT:
New Jersey American Water Co., Inc. Project,
Series A, AMT, 5.70%, 10/01/39	2,500	2,750,700
New Jersey American Water Co., Inc. Project,
Series B, 5.60%, 11/01/34	2,150	2,402,367
		10,912,397
County/City/Special District/School District — 17.5%
Borough of Hopatcong New Jersey, GO, Refunding,
Sewer (AMBAC), 4.50%, 8/01/33	2,690	2,848,199
City of Perth Amboy New Jersey, GO, CAB (AGM) (b):
5.22%, 7/01/32	4,605	4,792,700
5.23%, 7/01/33	1,395	1,446,266
5.27%, 7/01/37	1,470	1,507,206
County of Middlesex New Jersey, COP, Refunding
(NPFGC), 5.50%, 8/01/16	1,375	1,380,665
County of Union New Jersey, GO:
4.00%, 3/01/29	2,590	2,833,356
4.00%, 3/01/30	2,590	2,800,955
4.00%, 3/01/31	2,925	3,131,944
East Orange Board of Education, COP (AGM),
5.50%, 8/01/12	1,420	1,435,975
Edgewater Borough Board of Education, GO (AGM):
4.25%, 3/01/34	1,235	1,370,319
4.25%, 3/01/35	1,300	1,433,510
4.30%, 3/01/36	1,370	1,509,480
Essex County Improvement Authority, RB, County
Correctional Facility Project, Series A (FGIC),
5.00%, 10/01/13 (c)	4,400	4,744,300
Essex County Improvement Authority, Refunding RB,
Project Consolidation:
(AMBAC), 5.25%, 12/15/18	1,000	1,218,800
(NPFGC), 5.50%, 10/01/27	250	324,185
(NPFGC), 5.50%, 10/01/28	4,840	6,283,724
Hudson County Improvement Authority, RB:
County Secured, County Services Building Project
(AGM), 5.00%, 4/01/27	750	821,265
Harrison Parking Facility Project, Series C (AGC),
5.25%, 1/01/39	2,000	2,213,300
Harrison Parking Facility Project, Series C (AGC),
5.38%, 1/01/44	3,600	4,004,352
Middlesex County Improvement Authority, RB,
Senior Citizens Housing Project, AMT (AMBAC),
5.50%, 9/01/30	500	500,570
Monmouth County Improvement Authority, RB,
Governmental Loan (AMBAC):
5.35%, 12/01/17	5	5,016
5.38%, 12/01/18	5	5,016
Morristown Parking Authority, RB (NPFGC):
5.00%, 8/01/30	1,830	1,993,950
5.00%, 8/01/33	3,000	3,231,150
New Jersey State Transit Corp., COP, Subordinate,
Federal Transit Administration Grants, Series A (AGM),
5.00%, 9/15/21	2,000	2,135,620
Newark Housing Authority, RB, South Ward Police Facility
(AGC), 6.75%, 12/01/38	275	338,508
Newark Housing Authority, Refunding RB, Newark
Redevelopment Project (NPFGC), 4.38%, 1/01/37	620	566,767

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)

County/City/Special District/School District (concluded)
South Jersey Port Corp., Refunding RB:
4.50%, 1/01/15	$3,750	$3,850,950
4.50%, 1/01/16	1,920	1,968,499
		60,696,547
Education — 17.9%
New Jersey EDA, RB, International Center For Public
Health Project, University of Medicine and Dentistry
(AMBAC), 6.00%, 6/01/32	5,000	5,006,450
New Jersey Educational Facilities Authority, RB:
Higher Education Capital Improvement, Series A
(AMBAC), 5.13%, 9/01/12 (c)	5,500	5,658,070
Montclair State University, Series A (AMBAC),
5.00%, 7/01/21	1,200	1,326,012
Montclair State University, Series A (AMBAC),
5.00%, 7/01/22	2,880	3,163,421
Richard Stockton College, Series F (NPFGC),
5.00%, 7/01/31	2,625	2,767,170
Rowan University, Series C (NPFGC),
5.00%, 7/01/14 (d)	3,260	3,614,427
Rowan University, Series C (NPFGC),
5.13%, 7/01/14 (c)	3,615	4,018,868
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM),
5.00%, 7/01/35	9,740	10,532,154
Montclair State University, Series J (NPFGC),
4.25%, 7/01/30	3,775	3,872,735
New Jersey Institute of Technology, Series H,
5.00%, 7/01/31	3,000	3,314,010
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	1,250	1,285,287
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	900	913,068
Stevens Institute of Technology, Series A,
5.00%, 7/01/27	2,800	2,952,488
Stevens Institute of Technology, Series A,
5.00%, 7/01/34	900	925,308
William Paterson University, Series C (AGC),
5.00%, 7/01/28	250	278,055
William Paterson University, Series C (AGC),
4.75%, 7/01/34	4,000	4,299,320
Rutgers-State University of New Jersey, Refunding RB,
Series F, 5.00%, 5/01/39	1,000	1,102,670
University of Medicine & Dentistry of New Jersey, COP
(NPFGC), 5.00%, 6/15/29	2,000	2,052,500
University of Medicine & Dentistry of New Jersey, RB,
Series A (AMBAC), 5.50%, 12/01/27	4,740	4,872,957
		61,954,970
Health — 17.6%
New Jersey Health Care Facilities Financing Authority, RB:
AHS Hospital Corp., 6.00%, 7/01/41	3,080	3,617,398
Greystone Park Psychiatric Hospital (AMBAC),
5.00%, 9/15/23	10,775	11,581,940
Meridian Health, Series I (AGC), 5.00%, 7/01/38	765	806,562
Meridian Health, Series II (AGC), 5.00%, 7/01/38	6,360	6,705,539
Meridian Health, Series V (AGC), 5.00%, 7/01/38	3,950	4,164,604
South Jersey Hospital, 6.00%, 7/01/12 (d)	5,440	5,571,811
Virtua Health (AGC), 5.50%, 7/01/38	3,035	3,322,536
New Jersey Health Care Facilities Financing Authority,
Refunding RB:
AHS Hospital Corp., Series A (AMBAC),
6.00%, 7/01/13 (d)	4,000	4,313,720
Atlantic City Medical Center, 5.75%, 7/01/12 (d)	1,525	1,560,365
Atlantic City Medical Center, 6.25%, 7/01/17 (d)	925	970,917
Atlantic City Medical Center, 5.75%, 7/01/25	1,975	1,998,838

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)

Health (concluded)
New Jersey Health Care Facilities Financing Authority,
Refunding RB (concluded):
Barnabas Health, Series A, 5.00%, 7/01/24	$1,820	$1,935,861
Barnabas Health, Series A, 5.63%, 7/01/32 (d)	1,100	1,177,528
Barnabas Health, Series A, 5.63%, 7/01/37	3,060	3,213,826
Hackensack University Medical (AGC),
5.13%, 1/01/27	1,500	1,644,315
Hackensack University Medical (AGM),
4.63%, 1/01/30	5,480	5,801,786
Meridian Health System Obligation, 5.00%, 7/01/25	700	801,836
Meridian Health System Obligation, 5.00%, 7/01/26	1,590	1,798,131
		60,987,513
Housing — 6.5%
New Jersey State Housing & Mortgage Finance
Agency, RB:
Capital Fund Program, Series A (AGM),
4.70%, 11/01/25	9,245	9,605,647
Series A AMT (NPFGC), 4.85%, 11/01/39	935	920,910
Series AA, 6.50%, 10/01/38	2,075	2,244,237
Series B, 4.50%, 10/01/30	7,150	7,393,315
Series B (AGM), 1.10%, 5/01/12	1,500	1,502,070
Single Family Housing, Series T, AMT,
4.70%, 10/01/37	745	753,128
		22,419,307
State — 41.7%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 5.12%, 11/01/23 (e)	9,000	6,285,960
CAB, Series B, 5.20%, 11/01/25 (e)	10,000	6,406,200
Election of 2005, Series A, 5.80%, 11/01/21	1,960	2,288,261
Election of 2005, Series A, 5.80%, 11/01/23	2,730	3,205,894
Garden State Preservation Trust, Refunding RB,
Series C (AGM):
5.25%, 11/01/20	5,000	6,402,700
5.25%, 11/01/21	7,705	9,973,121
New Jersey EDA, RB:
Cigarette Tax, 5.63%, 6/15/19	1,000	1,001,940
Cigarette Tax (Radian), 5.75%, 6/15/29	2,000	2,089,880
Cigarette Tax (Radian), 5.50%, 6/15/31	585	606,388
Cigarette Tax (Radian), 5.75%, 6/15/34	1,180	1,224,604
Liberty State Park Project, Series C (AGM),
5.00%, 3/01/22	2,670	2,957,078
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/24	1,785	2,165,651
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/25	4,000	4,886,200
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/26	7,500	9,128,250
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/33	11,105	11,913,999
Motor Vehicle Surcharge, Series A (NPFGC),
5.00%, 7/01/34	2,000	2,065,120
School Facilities Construction, Series L (AGM),
5.00%, 3/01/30	9,000	9,504,360
School Facilities Construction, Series O,
5.25%, 3/01/23	1,420	1,579,253
School Facilities Construction, Series Y,
5.00%, 9/01/33	3,000	3,224,130
School Facilities Construction, Series Z (AGC),
6.00%, 12/15/34	2,800	3,229,716
School Facilities, Series U, 5.00%, 9/01/37	5,000	5,327,600
School Facilities, Series U (AMBAC),
5.00%, 9/01/37	2,000	2,131,040
New Jersey EDA, Refunding RB, School Facilities
Construction, Series N-1 (NPFGC), 5.50%, 9/01/27	1,000	1,275,780

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)

State (concluded)
New Jersey Sports & Exposition Authority, Refunding
RB (NPFGC):
5.50%, 3/01/21	$5,890	$7,026,652
5.50%, 3/01/22	3,150	3,772,818
New Jersey Transportation Trust Fund Authority, RB,
Transportation System:
CAB, Series C (AGM), 4.74%, 12/15/32 (e)	4,050	1,497,487
CAB, Series C (AMBAC), 5.05%, 12/15/35 (e)	1,400	415,674
CAB, Series C (AMBAC), 5.05%, 12/15/36 (e)	5,500	1,570,965
Series A, 6.00%, 6/15/35	4,365	5,288,634
Series A, 5.76%, 12/15/35 (e)	6,000	1,771,980
Series A (AGC), 5.63%, 12/15/28	2,000	2,309,000
Series A (AGM), 5.25%, 12/15/20	10,750	13,306,027
Series A (AGM), 5.50%, 12/15/22	150	190,685
Series A (NPFGC), 5.75%, 6/15/24	1,205	1,563,054
Series B, 5.50%, 6/15/31	1,425	1,685,989
Series B, 5.25%, 6/15/36	1,900	2,137,785
Series B (NPFGC), 5.50%, 12/15/21	1,250	1,580,475
State of New Jersey, COP, Equipment Lease Purchase,
Series A, 5.25%, 6/15/27	1,080	1,217,225
		144,207,575
Tobacco — 1.5%
Tobacco Settlement Financing Corp. New Jersey, RB,
7.00%, 6/01/13 (d)	4,755	5,182,427
Transportation — 15.2%
Delaware River Port Authority, RB (AGM):
Port District Project:
Series B, 5.63%, 1/1/26	2,425	2,430,262
Series D, 5.00%, 1/01/40	3,700	3,998,368
Delaware River Port Authority Pennsylvania & New Jersey,
RB (AGM), 5.63%, 1/01/13	6,000	6,024,840
New Jersey State Turnpike Authority, RB, Growth
& Income Securities, Series B (AMBAC),
5.15%, 1/01/15 (b)	7,615	6,857,536
New Jersey State Turnpike Authority, Refunding RB:
Series A (AGM), 5.25%, 1/01/26	4,900	6,165,817
Series A (AGM), 5.25%, 1/01/29	2,000	2,550,500
Series A (AGM), 5.25%, 1/01/30	4,000	5,136,920
Series A (BHAC), 5.25%, 1/01/29	500	644,515
Series C (NPFGC), 6.50%, 1/01/16	910	1,084,347
Series C (NPFGC), 6.50%, 1/01/16 (d)	3,385	3,809,716
Series C-2005 (NPFGC), 6.50%, 1/01/16 (d)	255	313,262
Port Authority of New York & New Jersey, RB,
JFK International Air Terminal, 6.00%, 12/01/42	2,500	2,696,925
Port Authority of New York & New Jersey, RB, Special
Project, JFK International Air Terminal, Series 6,
AMT (NPFGC):
6.25%, 12/01/15	1,500	1,663,335
5.75%, 12/01/25	3,000	2,999,850
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, 152nd Series, AMT, 5.75%, 11/01/30	5,175	6,104,223
		52,480,416
Utilities — 4.7%
Essex County Utilities Authority, Refunding RB (AGC),
4.13%, 4/01/22	2,000	2,147,800
North Hudson Sewerage Authority, Refunding RB,
Series A (NPFGC), 5.13%, 8/01/20	4,335	5,027,299
Rahway Valley Sewerage Authority, RB, CAB, Series A
(NPFGC), 4.79%, 9/01/28 (e)	6,600	3,079,494
Union County Utilities Authority, Refunding RB, County
Deficiency Agreement, Series A, 5.00%, 6/15/41	5,415	6,082,020
		16,336,613
Total Municipal Bonds in New Jersey		435,177,765

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	17

Schedule of Investments (continued)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Guam — 1.4%

State — 0.8%
Government of Guam Business Privilege, RB, Series A,
5.13%, 1/01/42	$2,500	$2,719,750
Utilities — 0.6%
Guam Power Authority, Refunding RB, Series A (AGM),
5.00%, 10/01/37	1,860	2,014,826
Total Municipal Bonds in Guam		4,734,576

Puerto Rico — 9.9%

Health — 0.5%
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing
Authority, RB, Series A, Hospital De La Concepcion,
6.50%, 11/15/20	1,750	1,757,140
State — 5.4%
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series C, 6.00%, 7/01/39	2,080	2,288,562
Puerto Rico Commonwealth Infrastructure
Financing Authority, RB, CAB, Series A (AMBAC),
4.38%, 7/01/37 (e)	4,000	818,240
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/27	2,125	2,386,354
Puerto Rico Sales Tax Financing Corp., RB:
First Sub-Series A , 5.50%, 8/01/42	1,300	1,425,853
First Sub-Series A, 6.00%, 8/01/42	2,500	2,828,150
First Sub-Series A-1, 5.25%, 8/01/43	2,130	2,326,407
First Sub-Series C (AGM), 5.13%, 8/01/42	6,120	6,621,167
		18,694,733
Transportation — 1.3%
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGC), 5.50%, 7/01/31	3,750	4,476,075
Utilities — 2.7%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien,
Series A (AGC), 5.13%, 7/01/47	3,250	3,419,325
Puerto Rico Electric Power Authority, RB, Series RR
(CIFG), 5.00%, 7/01/28	4,100	4,244,156
Puerto Rico Electric Power Authority, Refunding RB,
Series VV (NPFGC), 5.25%, 7/01/26	1,325	1,541,518
		9,204,999
Total Municipal Bonds in Puerto Rico		34,132,947
Total Municipal Bonds — 137.1%		474,045,288

Municipal Bonds Transferred to
Tender Option Bond Trusts (f)
New Jersey — 16.3%

Housing — 1.6%
New Jersey State Housing & Mortgage Finance
Agency, RB, Capital Fund Program, Series A (AGM),
5.00%, 5/01/27	4,790	5,391,959
State — 3.5%
Garden State Preservation Trust, RB, Election of 2005,
Series A (AGM), 5.75%, 11/01/28	9,160	12,227,959

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (f)	(000)	Value
New Jersey (concluded)

Transportation — 7.3%
Port Authority of New York & New Jersey, RB,
Consolidated, 163rd Series, 5.00%, 7/15/39	$11,456	$12,855,928
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, AMT:
Consolidated, 106th Series, 5.00%, 10/15/41	5,500	5,879,995
Consolidated, 152nd Series, 5.25%, 11/01/35	5,998	6,519,270
		25,255,193
Utilities — 3.9%
Union County Utilities Authority, Refunding RB, Covanta
Union, Series A, AMT, 5.25%, 12/01/31	12,370	13,521,523
Total Municipal Bonds in New Jersey		56,396,634

Puerto Rico — 0.4%

State — 0.4%
Puerto Rico Sales Tax Financing Corp., RB, Series C,
5.25%, 8/01/40	1,270	$1,410,348
Total Municipal Bonds in Puerto Rico		1,410,348
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 16.7%		57,806,982
Total Long-Term Investments
(Cost — $488,854,847) — 153.8%		531,852,270

Short-Term Securities	Shares

BIF New Jersey Municipal Money Fund,
0.00% (g)(h)	10,688,194	10,688,194
Total Short-Term Securities
(Cost — $10,688,194) — 3.1%		10,688,194
Total Investments (Cost — $499,543,041) — 156.9%		542,540,464
Other Assets Less Liabilities — 1.3%		4,655,482
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (8.3)%		(28,603,944)
VRDP Shares, at Liquidation Value — (49.9)%		(172,700,000)
Net Assets Applicable to Common Shares — 100.0%		$345,892,002

(a)	Variable rate security. Rate shown is as of report date.
(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(c)	Security is collateralized by Municipal or US Treasury obligations.
(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Schedule of Investments (concluded)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
	Shares Held at July 31, 2011		Shares Held at January 31, 2012
		Net Activity
Affiliate				Income
BIF New Jersey
Municipal
Money Fund	9,941,803	746,391	10,688,194	$2,105

(h)	Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
•	Financial futures contracts sold as of January 31, 2012 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
	10-Year US	Chicago Board	March
40	Treasury Note	of Trade	2012	$5,290,000	$ (70,076)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$531,852,270	—	$531,852,270
Short-Term
Securities	$10,688,194	—	—	10,688,194
Total	$10,688,194	$531,852,270	—	$542,540,464

[1]	See above Schedule of Investments for values in each sector.
Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivate Financial Instruments[2]
Liabilities:
Interest rate
contracts	$ (70,076)	—	—	$(70,076)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	19

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 4.3%
Birmingham Special Care Facilities Financing Authority,
RB (AGC), 6.00%, 6/01/39	$2,985	$3,423,496
Birmingham Special Care Facilities Financing Authority,
RB, Children’s Hospital (AGC), 6.13%, 6/01/34	1,500	1,733,760
Selma Industrial Development Board, RB, International
Paper Company Project, 5.38%, 12/01/35	375	392,018
		5,549,274
California — 18.5%
California Health Facilities Financing Authority, RB,
5.00%, 11/15/40	165	177,278
California Health Facilities Financing Authority, Refunding
RB, Sutter Health, Series B, 6.00%, 8/15/42	1,150	1,324,846
California State Educational Facilities Authority,
RB, University of Southern California, Series A,
5.25%, 10/01/38	1,960	2,204,432
California State Public Works Board, RB, Various Capital
Projects, Series G-1 (AGC), 5.25%, 10/01/24	2,000	2,316,460
California State University, RB, Systemwide, Series A
(AGM), 5.00%, 11/01/39	1,000	1,067,290
City of San Jose California, RB, AMT:
Series A-1, 5.50%, 3/01/30	1,600	1,739,296
Series A-1, 6.25%, 3/01/34	1,250	1,441,800
County of Sacramento California, RB, Senior, Series A
(AGC), 5.50%, 7/01/41	1,400	1,523,550
Los Angeles Community College District California, GO:
Election of 2001, Series A (FGIC), 5.00%, 8/01/32	2,780	3,040,792
Election of 2008, Series C, 5.25%, 8/01/39	500	572,950
Redondo Beach Unified School District, GO, Election
of 2008, Series E, 5.50%, 8/01/34	1,000	1,169,270
San Bernardino Community College District, GO, Election
of 2002, Series A, 6.25%, 8/01/33	840	1,005,068
San Diego Public Facilities Financing Authority,
Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,020	1,180,874
San Jacinto Unified School District, GO, Election
of 2006 (AGM), 5.25%, 8/01/32	1,000	1,090,520
State of California, GO, Various Purpose (AGC),
5.50%, 11/01/39	3,450	3,852,580
		23,707,006
Colorado — 1.5%
Colorado Health Facilities Authority, RB, Hospital
NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,300	1,537,315
Regional Transportation District, COP, Series A,
5.00%, 6/01/25	305	344,772
		1,882,087
Florida — 6.2%
City of Gainesville Florida, Refunding RB, Series C,
5.25%, 10/01/34	2,000	2,270,800
County of Lee Florida, Refunding ARB, Series A, AMT,
5.38%, 10/01/32	1,000	1,080,120
Florida Housing Finance Corp., HRB, Brittany Rosemont
Apartments, Series C-1, AMT (AMBAC), 6.75%, 8/01/14	285	285,650
Manatee County Housing Finance Authority, RB,
Series A, AMT (Fannie Mae), 5.90%, 9/01/40	540	606,274
Orange County Health Facilities Authority, RB, The
Nemours Foundation Project, Series A, 5.00%, 1/01/29	1,000	1,098,500
Village Center Community Development District, RB,
Series A (NPFGC):
5.38%, 11/01/34	1,640	1,623,928
5.13%, 11/01/36	1,000	950,830
		7,916,102
Illinois — 15.6%
Chicago Board of Education Illinois, GO, Series A (a):
5.50%, 12/01/39	1,500	1,699,620
5.00%, 12/01/41	1,000	1,070,590

	Par
Municipal Bonds	(000)	Value
Illinois (concluded)
Chicago Transit Authority, RB, Sales Tax Receipts,
5.25%, 12/01/36 (a)	$425	$475,150
City of Chicago Illinois, RB, General, Third Lien:
Series A, 5.75%, 1/01/39	770	878,878
Series C (AGC), 5.25%, 1/01/38	525	592,021
City of Chicago Illinois, Refunding RB, General,
Third Lien, Series C, 6.50%, 1/01/41	3,680	4,447,059
City of Chicago Illinois Transit Authority, RB:
Sales Tax Receipts, 5.25%, 12/01/40	1,215	1,355,199
Federal Transit Administration Section 5309,
Series A (AGC), 6.00%, 6/01/26	1,400	1,660,442
Illinois Finance Authority, Refunding RB, Carle
Foundation, Series A, 6.00%, 8/15/41	1,555	1,695,199
Illinois Municipal Electric Agency, RB, Series A (FGIC):
5.25%, 2/01/28	1,565	1,708,370
5.25%, 2/01/35	1,000	1,066,400
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	940	1,072,465
6.00%, 6/01/28	270	302,756
State of Illinois, RB, Build Illinois, Series B,
5.25%, 6/15/28	1,750	1,991,255
		20,015,404
Indiana — 7.1%
Indiana Finance Authority Waste Water Utility, RB, CWA
Authority Project, First Lien, Series A, 5.25%, 10/01/31	1,830	2,111,747
Indiana Municipal Power Agency, RB, Series A (NPFGC),
5.00%, 1/01/42	1,485	1,565,546
Indianapolis Local Public Improvement Bond Bank, RB,
Series K (AGM), 5.00%, 6/01/25	1,440	1,658,448
Indianapolis Local Public Improvement Bond Bank,
Refunding RB, Waterworks Project, Series A (AGC),
5.50%, 1/01/38	3,310	3,711,304
		9,047,045
Iowa — 0.6%
Iowa Finance Authority, Refunding RB, Iowa Health
System (AGC), 5.25%, 2/15/29	700	773,990
Louisiana — 0.5%
New Orleans Aviation Board Louisiana, Refunding RB,
GARB Restructuring:
Series A-1, (AGO), 6.00%, 1/01/23	375	451,279
Series A-2, 6.00%, 1/01/23	160	192,545
		643,824
Michigan — 14.1%
City of Detroit Michigan, RB:
Second Lien, Series A (BHAC), 5.50%, 7/01/36	2,265	2,505,430
Second Lien, Series B (AGM), 6.25%, 7/01/36	1,800	2,087,676
Second Lien, Series B (FGIC), 5.50%, 7/01/29	1,640	1,843,885
Senior Lien, Series B (BHAC), 5.50%, 7/01/35	3,750	4,112,100
Sewage Disposal System, Senior Lien, Series B
(AGM), 7.50%, 7/01/33	660	833,085
City of Detroit Michigan, Refunding RB, Senior Lien,
Series C-1 (AGM), 7.00%, 7/01/27	1,650	2,043,773
Michigan State Building Authority, RB, Facilities Program,
Series H (AGM), 5.00%, 10/15/26	375	426,296
Michigan State Building Authority, Refunding RB,
Facilities Program, Series I (AGC):
5.25%, 10/15/22	1,350	1,590,557
5.25%, 10/15/24	615	715,097
5.25%, 10/15/25	310	358,831
Royal Oak Hospital Finance Authority Michigan, Refunding
RB, William Beaumont Hospital, 8.25%, 9/01/39	1,265	1,564,324
		18,081,054
Minnesota — 2.8%
City of Minneapolis Minnesota, Refunding RB, Series B
(AGC), 6.50%, 11/15/38	3,000	3,541,440

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Nevada — 5.6%
Clark County Water Reclamation District, GO, Series A,
5.25%, 7/01/34	$2,000	$2,246,280
County of Clark Nevada, RB:
Las Vegas-McCarran International Airport, Series A
(AGM), 5.25%, 7/01/39	1,675	1,826,504
Subordinate Lien, Series A-2 (FGIC),
5.00%, 7/01/36	3,000	3,078,780
		7,151,564
New Jersey — 3.1%
New Jersey Health Care Facilities Financing Authority,
RB, Virtua Health (AGC), 5.50%, 7/01/38	1,400	1,532,636
New Jersey Transportation Trust Fund Authority, RB,
Transportation System:
5.25%, 6/15/36	1,000	1,125,150
Series A, 5.50%, 6/15/41	1,195	1,371,131
		4,028,917
New York — 6.7%
New York City Municipal Water Finance Authority, RB:
Second General Resolution Fiscal 2,
5.00%, 6/15/44	1,000	1,113,660
Series FF-2, 5.50%, 6/15/40	1,545	1,778,851
New York City Transitional Finance Authority, RB,
Fiscal 2009:
Series S-3, 5.25%, 1/15/39	1,000	1,105,890
Series S-4 (AGC), 5.50%, 1/15/29	2,000	2,334,980
New York State Dormitory Authority, RB, General Purpose,
Series C, 5.00%, 3/15/41	2,035	2,285,061
		8,618,442
Pennsylvania — 6.3%
City of Philadelphia Pennsylvania, RB, Series C (AGM):
5.00%, 8/01/35	1,615	1,778,066
5.00%, 8/01/40	2,880	3,148,733
Pennsylvania Turnpike Commission, RB, Sub-Series A,
6.00%, 12/01/41	2,000	2,231,180
Philadelphia Hospitals & Higher Education Facilities
Authority, RB, The Children’s Hospital of Philadelphia
Project, Series D,, 5.00%, 7/01/32	870	963,595
		8,121,574
Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., RB, First
Sub-Series A, 6.38%, 8/01/39	1,425	1,663,531
Texas — 21.6%
Austin Community College District, RB, Educational
Facilities Project, Round Rock Campus,
5.25%, 8/01/33	2,250	2,473,020
City of Austin Texas, Refunding RB, Series A (AGM):
5.00%, 11/15/28	720	828,094
5.00%, 11/15/29	915	1,041,773
City of Houston Texas, Refunding RB, Combined,
First Lien, Series A (AGC):
6.00%, 11/15/35	2,700	3,254,094
6.00%, 11/15/36	2,055	2,467,747
5.38%, 11/15/38	1,000	1,132,020
Clifton Higher Education Finance Corp., Refunding RB,
Baylor University, 5.25%, 3/01/32	1,235	1,423,696
County of Bexar Texas, RB, Venue Project, Motor Vehicle
Rental (BHAC):
5.00%, 8/15/27	1,040	1,168,170
5.00%, 8/15/28	1,090	1,218,554
Frisco ISD Texas, GO, School Building (AGC),
5.50%, 8/15/41	1,210	1,376,847
Harris County Cultural Education Facilities Finance
Corp., RB, Texas Children’s Hospital Project,
5.25%, 10/01/29	800	914,776

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Harris County Health Facilities Development Corp.,
Refunding RB, Memorial Hermann Healthcare System,
Series B, 7.25%, 12/01/35	$500	$594,970
Lubbock Cooper ISD Texas, GO, School Building (AGC),
5.75%, 2/15/42	500	564,985
North Texas Tollway Authority, RB:
Series K-1 (AGC), 5.75%, 1/01/38	1,400	1,572,774
Special Projects System, Series A, 5.50%, 9/01/41	3,120	3,607,718
North Texas Tollway Authority, Refunding RB, System,
First Tier:
(AGM), 6.00%, 1/01/43	1,000	1,170,810
Series A (AGC), 5.75%, 1/01/40	1,500	1,660,335
Tarrant County Cultural Education Facilities Finance
Corp., Refunding RB, Christus Health, Series A (AGC),
6.50%, 7/01/37	1,100	1,270,434
		27,740,817
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services Inc.,
5.00%, 8/15/41	1,000	1,076,650
Virginia — 1.0%
Virginia Public School Authority, RB, School Financing,
6.50%, 12/01/35	1,100	1,301,157
Washington — 1.6%
City of Seattle Washington, Refunding RB, Series A,
5.25%, 2/01/36	1,000	1,149,930
State of Washington, GO, Various Purpose, Series B,
5.25%, 2/01/36	725	838,586
		1,988,516
Total Municipal Bonds — 119.2%		152,848,394

Municipal Bonds Transferred to
Tender Option Bond Trusts (b)
Alabama — 1.2%
Mobile Board of Water & Sewer Commissioners, RB
(NPFGC), 5.00%, 1/01/31	1,500	1,591,230
California — 2.1%
San Diego Community College District California, GO,
Election of 2002 (AGM), 5.00%, 5/01/30	2,500	2,741,400
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB,
Series A, 6.00%, 10/01/35	750	936,955
Florida — 3.7%
City of Jacksonville Florida, RB, Better Jacksonville
(NPFGC), 5.00%, 10/01/27	1,320	1,396,190
Hillsborough County Aviation Authority, RB, Series A, AMT
(AGC), 5.50%, 10/01/38	2,499	2,643,203
Lee County Housing Finance Authority, RB, Multi-County
Program, Series A-2, AMT (Ginnie Mae),
6.00%, 9/01/40	645	689,421
		4,728,814
Illinois — 2.6%
Chicago Transit Authority, Refunding RB, Federal Transit
Administration Section 5309 (AGM), 5.00%, 6/01/28	2,999	3,271,848
Kentucky — 0.9%
Kentucky State Property & Building Commission,
Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,002	1,155,887
Massachusetts — 1.8%
Massachusetts School Building Authority, RB, Senior,
Series B, 5.00%, 10/15/41 (a)	2,040	2,313,217

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	21

Schedule of Investments (concluded)	BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (b)	(000)	Value
Nevada — 7.5%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	$2,010	$2,351,861
Series B, 5.50%, 7/01/29	1,994	2,345,510
Las Vegas Valley Water District, GO, Refunding, Series C,
5.00%, 6/01/28	4,200	4,857,006
		9,554,377
New Jersey — 2.3%
New Jersey EDA, RB, School Facilities Construction,
Series Z (AGC), 6.00%, 12/15/34	1,000	1,153,470
New Jersey State Housing & Mortgage Finance Agency,
RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,620	1,738,164
		2,891,634
New York — 13.3%
Hudson New York Yards Infrastructure Corp., RB,
Series A, 5.75%, 2/15/47	1,000	1,129,915
New York City Municipal Water Finance Authority, RB:
Second General Resolution, Series BB,
5.25%, 6/15/44	2,999	3,425,458
Series FF-2, 5.50%, 6/15/40	1,095	1,260,436
New York Liberty Development Corp., RB, 1 World Trade
Center Port Authority Construction, 5.25%, 12/15/43	3,000	3,408,090
New York Liberty Development Corp., Refunding RB,
5.75%, 11/15/51	1,770	2,014,136
New York State Dormitory Authority, ERB, Series B,
5.25%, 3/15/38	3,250	3,638,277
New York State Thruway Authority, RB, Series G (AGM),
5.00%, 1/01/32	2,000	2,186,420
		17,062,732
Puerto Rico — 1.0%
Puerto Rico Sales Tax Financing Corp., RB, Series C,
5.25%, 8/01/40	1,200	1,332,612
Texas — 2.4%
City of San Antonio Texas, Refunding RB, Series A,
5.25%, 2/01/31	2,609	3,020,508
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 39.5%		50,601,214
Total Long-Term Investments
(Cost — $184,670,962) — 158.7%		203,449,608

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (c)(d)	4,599,576	4,599,576
Total Short-Term Securities
(Cost — $4,599,576) — 3.6%		4,599,576
Total Investments (Cost — $189,270,538) — 162.3%		208,049,184
Other Assets Less Liabilities — 1.0%		1,382,931
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (19.2)%		(24,780,575)
VMTP Shares, at Liquidation Value — (44.1)%		(56,500,000)
Net Assets Applicable to Common Shares — 100.0%		$128,151,540

(a)	When-issued security. Unsettled when-issued transactions were as follows:
		Unrealized Appreciation
Counterparty	Value

Jeffries & Company, Inc.	$2,770,210	$167,315
Wells Fargo	$ 475,150	$ 37,672
Barclays Capital, Inc.	$2,313,217	$143,824

(b)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
	Shares Held at July 31, 2011		Shares Held at January 31, 2012
		Net Activity
Affiliate				Income
FFI Institutional
Tax-Exempt Fund	6,706,791	(2,107,215)	4,599,576	$324
(d)	Represents the current yield as of report date.
•	Financial futures contracts sold as of January 31, 2012 were as follows:
				Notional	Unrealized
Contracts	Issue	Exchange	Expiration	Value	Depreciation
	10-Year US	Chicago Board	March
43	Treasury Note	of Trade	2012	$5,686,750	$ (75,332)
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$203,449,608	—	$203,449,608
Short-Term
Securities	$4,599,576	—	—	4,599,576
Total	$4,599,576	$203,449,608	—	$208,049,184

[1]	See above Schedule of Investments for values in each state or political subdivision.
Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivate Financial Instruments[2]
Liabilities:
Interest rate
contracts	$ (75,332)	—	—	$(75,332)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan — 131.1%

Corporate — 6.8%
Delta County EDC, Refunding RB, Mead Westvaco-
Escanaba, Series B, AMT, 6.45%, 4/15/23 (a)	$1,500	$1,519,230
Dickinson County EDC, Michigan, Refunding RB,
International Paper Co. Project, Series A,
5.75%, 6/01/16	3,900	3,949,374
Monroe County EDC, Michigan, Refunding RB,
Detroit Edison Co. Project, Series AA (NPFGC),
6.95%, 9/01/22	10,695	14,406,272
		19,874,876
County/City/Special District/School District — 35.0%
Adrian City School District Michigan, GO (AGM) (a):
5.00%, 5/01/29	2,000	2,203,800
5.00%, 5/01/34	1,600	1,763,040
Anchor Bay School District, GO, Refunding (Q-SBLF):
4.13%, 5/01/25	3,000	3,257,340
4.25%, 5/01/26	1,800	1,946,772
4.38%, 5/01/27	960	1,039,104
4.38%, 5/01/28	600	645,330
4.50%, 5/01/29	900	972,027
Bay City School District Michigan, GO, School Building
& Site (AGM), 5.00%, 5/01/36	2,800	2,935,044
Birmingham City School District Michigan, GO, School
Building & Site (AGM), 5.00%, 11/01/33	1,000	1,039,480
Charter Township of Canton Michigan, GO, Capital
Improvement (AGM):
5.00%, 4/01/25	1,840	2,020,210
5.00%, 4/01/26	2,000	2,182,840
5.00%, 4/01/27	500	543,220
City of Oak Park Michigan, GO, Street Improvement
(NPFGC), 5.00%, 5/01/30	500	535,270
Comstock Park Public Schools, GO, School Building
& Site, Series B (Q-SBLF):
5.50%, 5/01/36	750	845,490
5.50%, 5/01/41	1,355	1,525,283
County of Genesee Michigan, GO, Water Supply System
(NPFGC), 5.13%, 11/01/33	1,000	1,023,360
County of Genesee Michigan, GO, Refunding, Series A
(NPFGC), 5.00%, 5/01/19	600	657,816
Dearborn Brownfield Redevelopment Authority, GO,
Limited Tax, Redevelopment, Series A (AGC),
5.50%, 5/01/39	3,300	3,665,640
Detroit City School District Michigan, GO, School Building
& Site Improvement (FGIC):
Series A, 5.38%, 5/01/24 (a)	1,300	1,382,420
Series B, 5.00%, 5/01/28	2,850	2,894,004
Eaton Rapids Public Schools Michigan, GO, School
Building & Site (AGM):
5.25%, 5/01/20	1,325	1,452,134
5.25%, 5/01/21	1,675	1,835,716
Flint Economic Development Corp., RB, Michigan
Department of Human Services Office Building Project,
5.25%, 10/01/41	3,070	3,185,248
Fraser Public School District, GO, School Building
& Site (AGM), 5.00%, 5/01/25	2,000	2,205,560
Gibraltar School District Michigan, GO, School Building
& Site Improvement:
(FGIC), 5.00%, 5/01/28 (a)	2,940	3,239,586
(NPFGC), 5.00%, 5/01/28	710	738,279
Goodrich Area School District, GO, School Building
& Site (Q-SBLF):
5.50%, 5/01/32	600	691,530
5.50%, 5/01/36	1,200	1,356,780
5.50%, 5/01/41	1,575	1,775,529

	Par
Municipal Bonds	(000)	Value
Michigan (continued)

County/City/Special District/School District (concluded)
Grand Rapids Building Authority Michigan, RB, Series A
(AMBAC) (a):
5.50%, 10/01/19	$435	$450,351
5.50%, 10/01/20	600	621,174
Gull Lake Community School District, GO (AGM):
Refunding, 4.00%, 5/01/26	995	1,038,710
School Building & Site, 5.00%, 5/01/30 (a)	3,625	3,998,701
Harper Creek Community School District Michigan, GO,
Refunding (AGM), 5.00%, 5/01/22	1,125	1,265,220
Harper Woods School District Michigan, GO, Refunding,
School Building & Site (NPFGC), 5.00%, 5/01/34	430	442,500
Hudsonville Public Schools, GO, School Building & Site
(Q-SBLF), 5.25%, 5/01/41	1,000	1,112,960
Jenison Public Schools Michigan, GO, Building & Site
(NPFGC), 5.50%, 5/01/19 (a)	1,575	1,595,979
L’Anse Creuse Public Schools Michigan, GO, School
Building & Site (AGM):
5.00%, 5/01/24	1,000	1,105,790
5.00%, 5/01/25	1,525	1,686,330
5.00%, 5/01/26	1,600	1,769,264
5.00%, 5/01/35	3,000	3,116,370
Lansing Building Authority Michigan, GO, Series A
(NPFGC), 5.38%, 6/01/23 (a)	1,510	1,612,876
Lincoln Consolidated School District Michigan, GO,
Refunding (NPFGC), 4.63%, 5/01/28	5,000	5,272,650
Livonia Public Schools School District Michigan, GO,
Refunding, Series A (NPFGC), 5.00%, 5/01/24	1,000	1,071,830
Montrose Community Schools, GO (NPFGC),
6.20%, 5/01/17	1,000	1,233,670
Orchard View Schools Michigan, GO, School Building
& Site (NPFGC), 5.00%, 5/01/29 (a)	5,320	5,754,431
Parchment School District, County of Kalamazoo,
State of Michigan, GO, School Building and Site,
5.00%, 5/01/25	1,000	1,146,490
Pennfield School District Michigan, GO, School Building
& Site (a):
(FGIC), 5.00%, 5/01/29	765	842,051
(NPFGC), 5.00%, 5/01/29	605	665,936
Reed City Public Schools Michigan, GO, School Building
& Site (AGM), 5.00%, 5/01/26 (a)	1,425	1,571,903
Rochester Community School District, GO (NPFGC),
5.00%, 5/01/19	435	503,491
Romulus Community Schools, GO, Refunding,
(AGM)(AGM):
4.00%, 5/01/24	1,100	1,170,565
4.13%, 5/01/25	1,150	1,229,500
4.25%, 5/01/26	1,200	1,279,044
4.25%, 5/01/27	1,200	1,265,976
4.50%, 5/01/29	1,025	1,091,164
Southfield Public Schools Michigan, GO, School Building
& Site, Series B (AGM), 5.00%, 5/01/29 (a)	2,000	2,206,180
Thornapple Kellogg School District Michigan, GO, School
Building & Site (NPFGC), 5.00%, 5/01/32	2,500	2,669,625
Van Dyke Public Schools Michigan, GO, School Building
& Site (AGM), 5.00%, 5/01/28	1,250	1,380,212
Zeeland Public Schools Michigan, GO, School Building
& Site (NPFGC), 5.00%, 5/01/29	1,600	1,661,616
		101,390,411
Education — 8.6%
Eastern Michigan University, Refunding RB, General
(AMBAC), 6.00%, 6/01/20	435	436,662
Grand Valley State University Michigan, RB, General
(NPFGC), 5.50%, 2/01/18	2,070	2,304,903

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	23

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan (continued)

Education (concluded)
Michigan Higher Education Facilities Authority, RB, Limited
Obligation, Hillsdale College Project, 5.00%, 3/01/35	$1,720	$1,745,060
Michigan Higher Education Facilities Authority, Refunding
RB, Limited Obligation, Creative Studies (a):
5.85%, 12/01/22	1,235	1,258,033
5.90%, 12/01/27	1,145	1,166,549
Michigan Higher Education Student Loan Authority, RB,
Student Loan:
Series XVII-I, 5.20%, 3/01/24	2,900	2,979,721
Series XVII-P (AMBAC), 4.88%, 3/01/30	2,300	2,326,657
Series XVII-Q AMT (AMBAC), 5.00%, 3/01/31	3,000	3,067,620
Michigan State University, Refunding RB, General,
Series C, 5.00%, 2/15/40	4,700	5,169,483
Saginaw Valley State University Michigan, Refunding RB,
General (NPFGC), 5.00%, 7/01/24	2,100	2,183,706
Western Michigan University, Refunding RB, General,
5.25%, 11/15/40	2,100	2,326,926
		24,965,320
Health — 22.4%
Dickinson County Healthcare System, Refunding RB,
Series A (ACA), 5.80%, 11/01/24	3,100	3,100,062
Flint Hospital Building Authority Michigan, Refunding RB,
Hurley Medical Center (ACA):
6.00%, 7/01/20	1,125	1,131,131
Series A, 5.38%, 7/01/20	615	606,956
Kalamazoo Hospital Finance Authority, RB, Bronson
Methodist Hospital (AGM), 5.25%, 5/15/36	4,750	5,151,137
Kent Hospital Finance Authority Michigan, RB, Spectrum
Health, Series A, 5.00%, 11/15/29	4,500	4,976,505
Kent Hospital Finance Authority Michigan, Refunding RB,
Butterworth, Series A (NPFGC), 7.25%, 1/15/13 (b)	330	342,464
Michigan State Finance Authority, RB, Trinity Health Credit:
5.00%, 12/01/31	3,100	3,389,385
5.00%, 12/01/35	3,100	3,305,654
Michigan State Hospital Finance Authority, RB:
Ascension Health Senior Credit Group,
5.00%, 11/15/25	3,700	4,218,703
Hospital, MidMichigan Obligation Group, Series A
(AMBAC), 5.50%, 4/15/18	2,530	2,546,192
Hospital, Oakwood Obligation Group, Series A,
5.75%, 4/01/32	5,000	5,105,900
McLaren Health Care, Series C, 5.00%, 8/01/35	1,000	1,021,540
MidMichigan Obligation Group, Series A,
5.00%, 4/15/26	620	647,013
MidMichigan Obligation Group, Series A,
5.00%, 4/15/36	3,550	3,614,362
Trinity Health Credit, Series C, 5.38%, 12/01/30	3,410	3,457,945
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, Series A,
5.25%, 11/15/46	2,500	2,566,350
Hospital, Crittenton, Series A, 5.63%, 3/01/27	2,050	2,072,571
Hospital, Oakwood Obligation Group, Series A,
5.00%, 7/15/21	600	642,582
Hospital, Oakwood Obligation Group, Series A,
5.00%, 7/15/25	3,260	3,407,417
Hospital, Oakwood Obligation Group, Series A,
5.00%, 7/15/37	630	632,671
Hospital, Sparrow Obligated, 5.00%, 11/15/31	3,100	3,208,345
Mclaren Health Care, 5.75%, 5/15/38	4,500	4,873,905
Trinity Health Credit, Series A, 6.25%, 12/01/28	930	1,090,974
Trinity Health Credit, Series A, 6.50%, 12/01/33	1,000	1,174,230
Trinity Health Credit, Series C, 5.38%, 12/01/23 (a)	1,000	1,042,870
Trinity Health Credit, Series C, 5.38%, 12/01/30 (a)	345	359,790

	Par
Municipal Bonds	(000)	Value
Michigan (continued)

Health (concluded)
Royal Oak Hospital Finance Authority Michigan, Refunding
RB, William Beaumont Hospital, 8.25%, 9/01/39	$1,000	$1,236,620
		64,923,274
Housing — 7.0%
Michigan State HDA, RB:
Deaconess Tower AMT (Ginnie Mae),
5.25%, 2/20/48	1,000	1,022,120
Series A, 4.75%, 12/01/25	4,400	4,631,704
Series A, 6.00%, 10/01/45	6,990	7,152,867
Series A, AMT (NPFGC), 5.30%, 10/01/37	130	130,060
Williams Pavilion, AMT (Ginnie Mae),
4.75%, 4/20/37	3,815	3,856,927
Michigan State HDA, Refunding RB, Series A,
6.05%, 10/01/41	3,260	3,488,623
		20,282,301
State — 18.4%
Michigan Municipal Bond Authority, RB:
Clean Water Revolving-Pooled, 5.00%, 10/01/27	1,240	1,476,232
Local Government Loan Program, Group A (AMBAC),
5.50%, 11/01/20	1,065	1,065,969
State Clean Water, 5.00%, 10/01/27	1,250	1,453,813
Michigan Municipal Bond Authority, Refunding RB, Local
Government, Charter County Wayne, Series B (AGC):
5.00%, 11/01/15	1,500	1,679,055
5.00%, 11/01/16	500	576,530
5.38%, 11/01/24	125	146,775
Michigan State Building Authority, RB, Facilities Program,
Series H (AGM), 5.00%, 10/15/26	4,500	5,115,555
Michigan State Building Authority, Refunding RB,
Facilities Program:
Series I, 6.25%, 10/15/38	3,900	4,520,685
Series I, 5.50%, 10/15/45	1,250	1,411,313
Series I (AGC), 5.25%, 10/15/24	4,000	4,651,040
Series I (AGC), 5.25%, 10/15/25	2,000	2,315,040
Series I (AGC), 5.25%, 10/15/26	600	690,096
Series II (NPFGC), 5.00%, 10/15/29	3,500	3,604,195
Michigan State Finance Authority, RB, Series F:
5.00%, 4/01/31	1,000	1,062,150
5.25%, 10/01/41	6,085	6,414,746
Michigan Strategic Fund, RB, Cadillac Place Office
Building Project, 5.25%, 10/15/31	1,500	1,664,790
State of Michigan, RB, GAB (AGM), 5.25%, 9/15/27	5,250	5,855,640
State of Michigan Trunk Line Revenue, RB:
5.00%, 11/15/29	1,000	1,174,080
5.00%, 11/15/33	1,850	2,116,159
5.00%, 11/15/36	3,500	3,959,690
State of Michigan, COP (AMBAC), 5.55%, 6/01/22 (b)(c)	3,000	2,359,680
		53,313,233
Transportation — 11.8%
Sturgis Building Authority, RB, Sturgis Hospital Project
(NPFGC), 4.75%, 10/01/34	475	482,819
Wayne County Airport Authority, RB, Detroit Metropolitan
Wayne County Airport, AMT (NPFGC):
5.25%, 12/01/25	7,525	7,864,227
5.25%, 12/01/26	6,300	6,541,542
5.00%, 12/01/34	4,435	4,491,768
Wayne County Airport Authority, Refunding RB, AMT (AGC):
5.75%, 12/01/25	4,000	4,422,480
5.75%, 12/01/26	1,000	1,093,920
5.38%, 12/01/32	8,700	9,205,905
		34,102,661

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan (concluded)

Utilities — 21.1%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM), 7.00%, 7/01/36	$3,000	$3,630,390
Second Lien, Series B (NPFGC), 5.00%, 7/01/34 (a)	1,550	1,653,369
Senior Lien, Series A (NPFGC), 5.00%, 7/01/34	6,000	6,038,880
Series B (NPFGC), 5.25%, 7/01/32	11,790	12,617,894
City of Detroit Michigan, Refunding RB:
(FGIC), 6.25%, 7/01/12 (b)	280	286,236
Second Lien, Series C (AGM), 5.00%, 7/01/29	10,570	10,877,270
City of Grand Rapids Michigan, RB (NPFGC),
5.00%, 1/01/34	11,385	11,771,748
City of Port Huron Michigan, RB, Water Supply:
5.25%, 10/01/31	310	337,423
5.63%, 10/01/40	1,000	1,084,070
Lansing Board of Water & Light Utilities, RB, Series A:
5.00%, 7/01/27	1,970	2,275,350
5.00%, 7/01/31	4,230	4,764,080
5.00%, 7/01/37	2,065	2,294,091
5.50%, 7/01/41	3,000	3,482,940
		61,113,741
Total Municipal Bonds in Michigan		379,965,817

Guam — 1.7%

State — 1.4%
Government of Guam Business Privilege, RB, Series A,
5.13%, 1/01/42	2,300	2,502,170
Territory of Guam, RB, Section 30, Series A,
5.63%, 12/01/29	1,400	1,506,736
		4,008,906
Utilities — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM),
5.00%, 10/01/37	765	828,678
Total Municipal Bonds in Guam		4,837,584

Puerto Rico — 6.7%

State — 5.1%
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/27	2,000	2,245,980
Puerto Rico Sales Tax Financing Corp., RB:
First Sub-Series A, 5.50%, 8/01/42	500	548,405
First Sub-Series C (AGM), 5.13%, 8/01/42	5,100	5,517,639
Series A-1, 5.25%, 8/01/43	1,070	1,168,665
Puerto Rico Sales Tax Financing Corp., Refunding RB,
CAB, Series A (NPFGC) (c):
5.18%, 8/01/43	12,500	2,223,000
5.00%, 8/01/46	20,000	2,947,400
		14,651,089
Transportation — 1.1%
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGC), 5.50%, 7/01/31	2,750	3,282,455
Utilities — 0.5%
Puerto Rico Electric Power Authority, RB, 5.50%, 7/01/38	1,400	1,490,048
Total Municipal Bonds in Puerto Rico		19,423,592
Total Municipal Bonds — 139.5%		404,226,993

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (d)	(000)	Value
Michigan — 12.8%

County/City/Special District/School District — 4.2%
Lakewood Public Schools Michigan, GO, School Building
& Site (AGM), 5.00%, 5/01/37	$6,470	$7,173,418
Portage Public Schools Michigan, GO, School Building
& Site (AGM), 5.00%, 5/01/31	4,650	5,046,413
		12,219,831
Education — 7.4%
Saginaw Valley State University, Refunding RB, General
(AGM), 5.00%, 7/01/31	7,500	8,172,825
Wayne State University, Refunding RB, General (AGM),
5.00%, 11/15/35	12,210	13,162,136
		21,334,961
Health — 1.2%
Michigan Finance Authority, Refunding RB, Refunding
Trinity Health, 5.00%, 12/01/39	3,350	3,552,809
Total Municipal Bonds in Michigan		37,107,601

Puerto Rico — 0.4%

State — 0.4%
Puerto Rico Sales Tax Financing Corp., RB, Series C,
5.25%, 8/01/40	1,060	1,177,140
Total Municipal Bonds in Puerto Rico		1,177,140
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 13.2%		38,284,741
Total Long-Term Investments
(Cost — $411,802,071) — 152.7%		442,511,734

Short-Term Securities	Shares
BIF Michigan Municipal Money Fund,
0.00% (e)(f)	6,603,939	6,603,939
Total Short-Term Securities
(Cost — $6,603,939) — 2.3%		6,603,939
Total Investments (Cost — $418,406,010) — 155.0%		449,115,673
Other Assets Less Liabilities — 1.3%		3,708,867
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (6.4)%		(18,401,014)
VRDP Shares, at Liquidation Value — (49.9)%		(144,600,000)
Net Assets Applicable to Common Shares — 100.0%		$289,823,526

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security is collateralized by Municipal or US Treasury obligations.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	25

Schedule of Investments (concluded)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
	Shares Held at July 31, 2011		Shares Held at January 31, 2012
		Net Activity
Affiliate				Income
BIF Michigan
Municipal
Money Fund	6,928,754	(324,815)	6,603,939	—
(f)	Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
•	Financial futures contracts sold as of January 31, 2012 were as follows:
				Notional	Unrealized
Contracts	Issue	Exchange	Expiration	Value	Depreciation
	10-Year US	Chicago Board	March
35	Treasury Note	of Trade	2012	$4,628,750	$ (61,317)
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$442,511,734	—	$442,511,734
Short-Term
Securities	$6,603,939	—	—	6,603,939
Total	$6,603,939	$442,511,734	—	$449,115,673
[1]	See above Schedule of Investments for values in each sector.
Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivate Financial Instruments[2]
Liabilities:
Interest rate
contracts	$ (61,317)	—	—	$(61,317)
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 117.5%

Corporate — 5.4%
New Jersey EDA, RB, New Jersey American Water Co., Inc.
Project, Series A, AMT (AMBAC), 5.25%, 11/01/32	$1,000	$1,020,510
New Jersey EDA, Refunding RB, New Jersey American
Water Co., Inc. Project:
Series A, AMT, 5.70%, 10/01/39	5,000	5,501,400
Series B, AMT, 5.60%, 11/01/34	1,000	1,117,380
		7,639,290
County/City/Special District/School District — 13.9%
Borough of Hopatcong New Jersey, GO, Refunding, Sewer
(AMBAC), 4.50%, 8/01/33	750	794,107
City of Perth Amboy New Jersey, GO, CAB (AGM),
5.00%, 7/01/35 (a)	1,250	1,285,962
County of Hudson New Jersey, COP, Refunding (NPFGC),
6.25%, 12/01/16	1,000	1,165,720
County of Middlesex New Jersey, COP, Refunding
(NPFGC), 5.00%, 8/01/22	3,000	3,010,740
County of Union New Jersey, GO:
4.00%, 3/01/29	1,060	1,159,598
4.00%, 3/01/30	1,060	1,146,337
4.00%, 3/01/31	1,200	1,284,900
Edgewater Borough Board of Education, GO (AGM):
4.25%, 3/01/34	300	332,871
4.25%, 3/01/35	300	330,810
4.30%, 3/01/36	300	330,543
Essex County Improvement Authority, Refunding RB, AMT
(NPFGC), 4.75%, 11/01/32	1,000	1,023,670
Hudson County Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 4.53%, 12/15/32 (b)	1,000	347,840
County Secured, County Services Building Project
(AGM), 5.00%, 4/01/27	250	273,755
Harrison Parking Facility Project, Series C (AGC),
5.25%, 1/01/39	1,000	1,106,650
Harrison Parking Facility Project, Series C (AGC),
5.38%, 1/01/44	1,400	1,557,248
Monmouth County Improvement Authority, RB,
Governmental Loan (AMBAC):
5.00%, 12/01/17	5	5,010
5.00%, 12/01/18	5	5,009
5.00%, 12/01/19	5	5,008
Monmouth County Improvement Authority, Refunding RB,
Governmental Loan (AMBAC):
5.20%, 12/01/14	5	5,012
5.25%, 12/01/15	5	5,012
New Jersey State Transit Corp., COP, Subordinate,
Federal Transit Administration Grants, Series A (AGM),
5.00%, 9/15/21	1,000	1,067,810
Newark Housing Authority, RB, South Ward Police Facility
(AGC), 6.75%, 12/01/38	135	166,177
Newark Housing Authority, Refunding RB, Newark
Redevelopment Project (NPFGC), 4.38%, 1/01/37	3,600	3,290,904
		19,700,693
Education — 22.7%
New Jersey Educational Facilities Authority, RB:
Montclair State University, Series A (AMBAC),
5.00%, 7/01/21	1,600	1,768,016
Rowan University, Series C (NPFGC),
5.00%, 7/01/34 (c)	1,185	1,313,833
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM),
5.00%, 7/01/35	3,805	4,114,461
Montclair State University, Series J (NPFGC),
4.25%, 7/01/30	2,895	2,969,952
New Jersey Institute Of Technology, Series H,
5.00%, 7/01/31	1,000	1,104,670

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)

Education (concluded)
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	$1,250	$1,285,287
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	3,890	3,946,483
Rowan University, Series B (AGC), 5.00%, 7/01/26	2,575	2,895,896
Stevens Institute of Technology, Series A,
5.00%, 7/01/34	1,500	1,542,180
William Paterson University, Series C (AGC),
4.75%, 7/01/34	1,115	1,198,435
William Paterson University, Series E (Syncora),
5.00%, 7/01/21	1,725	1,750,944
Rutgers-State University of New Jersey, Refunding RB,
Series F, 5.00%, 5/01/39	4,000	4,410,680
University of Medicine & Dentistry of New Jersey, RB,
Series A (AMBAC):
5.50%, 12/01/18	570	586,211
5.50%, 12/01/19	1,145	1,177,564
5.50%, 12/01/20	1,130	1,160,239
5.50%, 12/01/21	865	886,694
		32,111,545
Health — 14.0%
New Jersey Health Care Facilities Financing Authority, RB:
AHS Hospital Corp., 6.00%, 7/01/41	1,100	1,291,928
Meridian Health, Series I (AGC), 5.00%, 7/01/38	740	780,204
Meridian Health, Series II (AGC), 5.00%, 7/01/38	995	1,049,058
Meridian Health, Series V (AGC), 5.00%, 7/01/38	965	1,017,429
South Jersey Hospital, 6.00%, 7/01/12 (c)	4,000	4,096,920
Virtua Health (AGC), 5.50%, 7/01/38	1,000	1,094,740
New Jersey Health Care Facilities Financing Authority,
Refunding RB:
Atlantic City Medical Center, 5.75%, 7/01/25 (c)	525	537,175
Atlantic City Medical System, 6.25%, 7/01/17 (c)	325	341,133
Atlantic City Medical System, 5.75%, 7/01/25	790	799,535
Barnabas Health Issue, Series A, 5.00%, 7/01/24	1,820	1,935,861
Barnabas Health Issue, Series A, 5.63%, 7/01/37	1,200	1,260,324
Barnabas Health, Series A, 5.63%, 7/01/32 (c)	440	471,011
Hackensack University Medical (AGM),
4.63%, 1/01/30	2,315	2,450,937
Meridian Health Sys Obligation, 5.00%, 7/01/25	300	343,644
Meridian Health Sys Obligation, 5.00%, 7/01/26	2,130	2,408,817
		19,878,716
Housing — 7.2%
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM),
4.70%, 11/01/25	3,350	3,480,683
S/F Housing, Series T, AMT, 4.70%, 10/01/37	490	495,346
Series A AMT (FGIC), 4.90%, 11/01/35	820	819,943
Series A AMT (NPFGC), 4.85%, 11/01/39	400	393,972
Series AA, 6.50%, 10/01/38	810	876,064
Series B, 4.50%, 10/01/30	2,850	2,946,985
Series B (AGM), 1.10%, 5/01/12	1,150	1,151,587
		10,164,580
State — 35.2%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 5.12%, 11/01/23 (b)	6,725	4,697,009
Election of 2005, Series A, 5.80%, 11/01/22	2,605	3,041,285
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series R (NPFGC),
4.95%, 7/01/21 (b)	2,325	1,604,180
Cigarette Tax, 5.63%, 6/15/19	430	430,834
Cigarette Tax (Radian), 5.75%, 6/15/29	785	820,278
Cigarette Tax (Radian), 5.50%, 6/15/31	225	233,226
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/25	1,000	1,221,550
Motor Vehicle Surcharge, Series A (NPFGC),
5.00%, 7/01/29	3,500	3,651,095

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	27

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)

State (concluded)
Motor Vehicle Surcharge, Series A (NPFGC),
5.25%, 7/01/33	$8,500	$9,119,225
School Facilities Construction, Series Z (AGC),
6.00%, 12/15/34	1,200	1,384,164
School Facilities, Series U, 5.00%, 9/01/37	3,000	3,196,560
School Facilities, Series U (AMBAC),
5.00%, 9/01/37	1,000	1,065,520
New Jersey EDA, Refunding RB, School Facilities
Construction, Series K (NPFGC), 5.25%, 12/15/17	750	857,078
New Jersey Sports & Exposition Authority, Refunding
RB (NPFGC):
5.50%, 3/01/21	1,540	1,837,189
5.50%, 3/01/22	1,050	1,257,606
New Jersey Transportation Trust Fund Authority, RB,
Transportation System:
5.25%, 6/15/36	760	855,114
5.50%, 6/15/31	730	863,700
CAB, Series C (AGM), 4.85%, 12/15/32 (b)	4,750	1,756,313
CAB, Series C (AMBAC), 5.05%, 12/15/35 (b)	2,760	819,472
Series A, 6.00%, 6/15/35	2,000	2,423,200
Series A (AGC), 5.63%, 12/15/28	780	900,510
Series A (AGM), 5.25%, 12/15/20	4,250	5,260,522
Series A (AGM), 5.50%, 12/15/22	150	190,685
State of New Jersey, COP, Equipment Lease Purchase,
Series A, 5.25%, 6/15/27	500	563,530
State of New Jersey, GO, Refunding, Series D (FGIC),
6.00%, 2/15/13	1,725	1,827,085
		49,876,930
Tobacco — 1.3%
Tobacco Settlement Financing Corp. New Jersey, RB,
7.00%, 6/01/41 (c)	1,715	1,869,161
Transportation — 9.6%
Delaware River Port Authority, RB, Series D (AGM):
5.05%, 1/01/35	1,430	1,545,086
5.00%, 1/01/40	1,500	1,620,960
New Jersey State Turnpike Authority, RB, Growth & Income
Securities, Series B (AMBAC), 5.15%, 1/01/15 (a)	3,005	2,706,093
New Jersey State Turnpike Authority, Refunding RB,
Series A (AGM), 5.25%, 1/01/29	2,000	2,550,500
Port Authority of New York & New Jersey, RB:
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,249,630
JFK International Air Terminal, 6.00%, 12/01/42	1,500	1,618,155
Port Authority of New York & New Jersey, Refunding RB,
Consolidated 152nd Series, AMT, 5.75%, 11/01/30	2,000	2,359,120
		13,649,544
Utilities — 8.2%
Essex County Utilities Authority, Refunding RB (AGC),
4.13%, 4/01/22	1,000	1,073,900
Jersey City Municipal Utilities Authority, Refunding RB
(AMBAC), 6.25%, 1/01/14	1,935	2,038,445
New Jersey EDA, Refunding RB, United Water of
New Jersey Inc., Series B (AMBAC), 4.50%, 11/01/25	1,000	1,089,950
North Hudson Sewerage Authority, Refunding RB,
Series A (NPFGC), 5.13%, 8/01/20	1,710	1,983,087
Rahway Valley Sewerage Authority, RB, CAB, Series A
(NPFGC) (b):
4.74%, 9/01/26	4,100	2,166,563
4.42%, 9/01/33	2,350	809,552
Union County Utilities Authority, Refunding RB,
Deficiency Agreement, 5.00%, 6/15/41	2,155	2,420,453
		11,581,950
Total Municipal Bonds in New Jersey		166,472,409

	Par
Municipal Bonds	(000)	Value
Guam — 1.8%

State — 1.2%
Government of Guam Business Privilege, RB, Series A,
5.13%, 1/01/42	$1,600	$1,740,640
Utilities — 0.6%
Guam Power Authority, Refunding RB, Series A (AGM),
5.00%, 10/01/37	735	796,181
Total Municipal Bonds in Guam		2,536,821

Puerto Rico — 13.4%

Health — 3.0%
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing Authority,
RB, Hospital De La Concepcion, Series A,
6.13%, 11/15/30	4,220	4,229,537
State — 6.6%
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series C, 6.00%, 7/01/39	1,500	1,650,405
Puerto Rico Commonwealth Infrastructure Financing
Authority, RB, CAB, Series A (b):
(AMBAC), 4.38%, 7/01/37	2,250	460,260
(FGIC), 4.49%, 7/01/30	2,750	971,932
Puerto Rico Public Buildings Authority, Refunding RB,
Government Facilities, Series M-3 (NPFGC),
6.00%, 7/01/27	850	954,542
Puerto Rico Sales Tax Financing Corp., RB:
First Sub-Series A, 5.50%, 8/01/42	700	767,767
First Sub-Series A, 6.00%, 8/01/42	1,000	1,131,260
First Sub-Series C (AGM), 5.13%, 8/01/42	2,380	2,574,898
Series A-1, 5.25%, 8/01/43	800	873,768
		9,384,832
Transportation — 1.0%
Puerto Rico Highway & Transportation Authority,
Refunding RB, Series CC (AGC), 5.50%, 7/01/31	1,185	1,414,440
Utilities — 2.8%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien,
Series A (AGC), 5.13%, 7/01/47	1,750	1,841,175
Puerto Rico Electric Power Authority, RB:
Series RR (CIFG), 5.00%, 7/01/28	1,000	1,035,160
Series XX, 5.75%, 7/01/36	1,000	1,102,190
		3,978,525
Total Municipal Bonds in Puerto Rico		19,007,334
Total Municipal Bonds — 132.7%		188,016,564

Municipal Bonds Transferred to
Tender Option Bond Trusts (d)

New Jersey — 16.5%

Housing — 1.6%
New Jersey State Housing & Mortgage Finance
Agency, RB, Capital Fund Program, Series A (AGM),
5.00%, 5/01/27	1,980	2,228,827
State — 3.1%
Garden State Preservation Trust, RB, Election of 2005,
Series A (AGM), 5.75%, 11/01/28	3,300	4,405,269

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)

Transportation — 8.0%
Port Authority of New York & New Jersey, RB,
Consolidated, 163rd Series, 5.00%, 7/15/39	$4,089	$4,588,198
Port Authority of New York & New Jersey, Refunding RB,
Consolidated, AMT:
Consolidated, 152nd Series, 5.25%, 11/01/35	1,829	1,988,377
Consolidated, 160th Series, 5.00%, 10/15/41	4,500	4,810,905
		11,387,480
Utilities — 3.8%
Union County Utilities Authority, Refunding RB, Refunding
Covanta Union Series A, AMT, 5.25%, 12/01/31	4,930	5,388,934
Total Municipal Bonds in New Jersey		23,410,510

Puerto Rico — 0.4%

State — 0.4%
Puerto Rico Sales Tax Financing Corp., RB, Series C,
5.25%, 8/01/40	520	577,465
Total Municipal Bonds in Puerto Rico		577,465
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 16.9%		23,987,975
Total Long-Term Investments
(Cost — $197,156,127) — 149.6%		212,004,539

Short-Term Securities	Shares

BIF New Jersey Municipal Money Fund,
0.00% (e)(f)	4,514,258	4,514,258
Total Short-Term Securities
(Cost — $4,514,258) — 3.2%		4,514,258
Total Investments (Cost — $201,670,385) — 152.8%		216,518,797
Other Assets Less Liabilities — 0.9%		1,256,727
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (8.2)%		(11,705,871)
VRDP Shares, at Liquidation Value — (45.5)%		(64,400,000)
Net Assets Applicable to Common Shares — 100.0%		$141,669,653

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
	Shares Held at July 31, 2011		Shares Held at January 31, 2012
		Net Activity
Affiliate				Income
BIF New Jersey
Municipal
Money Fund	6,306,835	(1,792,577)	4,514,258	$16
(f)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
•	Financial futures contracts sold as of January 31, 2012 were as follows:
				Notional	Unrealized
Contracts	Issue	Exchange	Expiration	Value	Depreciation
15	10-Year US	Chicago Board	March
	Treasury Note	of Trade	2012	$1,983,750	$ (26,279)
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$212,004,539	—	$212,004,539
Short-Term
Securities	$4,514,258	—	—	4,514,258
Total	$4,514,258	$212,004,539	—	$216,518,797

[1]	See above Schedule of Investments for values in each sector.
Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivate Financial Instruments[2]
Liabilities:
Interest rate
contracts	$ (26,279)	—	—	$(26,279)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	29

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania — 103.4%

Corporate — 5.2%
Beaver County IDA, Refunding RB, FirstEnergy,
Mandatory Put Bonds, 3.38%, 1/01/35 (a)	$1,200	$1,219,956
Delaware County IDA Pennsylvania, Refunding RB, Water
Facilities, Aqua Pennsylvania Inc. Project, Series B,
AMT (NPFGC), 5.00%, 11/01/36	2,520	2,605,025
Northumberland County IDA, Refunding RB, Aqua
Pennsylvania Inc. Project, AMT (NPFGC),
5.05%, 10/01/39	4,500	4,606,695
Pennsylvania Economic Development Financing
Authority, RB, Series A, Waste Management, Inc.
Project, AMT, 5.10%, 10/01/27	1,200	1,233,384
		9,665,060
County/City/Special District/School District — 30.1%
Chambersburg Area School District, GO (NPFGC):
5.25%, 3/01/26	2,115	2,364,189
5.25%, 3/01/27	2,500	2,755,575
City of Philadelphia Pennsylvania, GO, Refunding,
Series A (AGM), 5.25%, 12/15/32	7,000	7,675,010
City of Pittsburgh PA, GO, Series B:
5.00%, 9/01/25 (b)	1,600	1,826,368
5.00%, 9/01/26	970	1,096,546
Connellsville Area School District, GO, Series B (AGM),
5.00%, 11/15/37	1,000	1,021,550
County of York Pennsylvania, GO, 5.00%, 3/01/36	400	443,204
Delaware Valley Regional Financial Authority, RB,
Series A (AMBAC), 5.50%, 8/01/28	1,000	1,154,920
East Stroudsburg Area School District, GO, Series A
(NPFGC), 7.75%, 9/01/27	2,000	2,554,380
Erie County Conventional Center Authority, RB (NPFGC),
5.00%, 1/15/36	8,850	9,159,130
Falls Township Pennsylvania, RB, Water & Sewer
Authority, 5.00%, 12/01/37	1,070	1,191,199
Marple Newtown School District, GO (AGM),
5.00%, 6/01/31	3,500	4,082,855
Northeastern School District York County, GO, Series B
(NPFGC), 5.00%, 4/01/32	1,585	1,712,751
Philadelphia Redevelopment Authority, RB:
Neighborhood Transformation, Series A (NPFGC),
5.50%, 4/15/22	1,750	1,762,863
Quality Redevelopment Neighborhood, Series B AMT
(FGIC), 5.00%, 4/15/27	4,645	4,793,176
Philadelphia School District, GO:
Series B (FGIC), 5.63%, 8/01/12 (c)	4,250	4,365,430
Series E, 6.00%, 9/01/38	3,300	3,764,574
Philadelphia School District, GO, Refunding, Series A
(BHAC), 5.00%, 6/01/34	1,000	1,127,550
Philipsburg Osceola Area School District Pennsylvania,
GO (AGM), 5.00%, 4/01/41	755	793,701
Shaler Area School District Pennsylvania, GO, CAB
(Syncora), 4.82%, 9/01/30 (d)	6,145	2,874,754
		56,519,725
Education — 8.5%
Adams County IDA, Refunding RB, Gettysburg College,
5.00%, 8/15/26	100	113,956
Pennsylvania Higher Educational Facilities Authority,
RB (NPFGC):
Drexel University, Series A, 5.00%, 5/01/37	1,500	1,596,090
Series AE, 4.75%, 6/15/32	8,845	9,303,967
Pennsylvania Higher Educational Facilities Authority,
Refunding RB:
Drexel University Series A, 5.25%, 5/01/41	2,750	3,035,808
State System Higher Education, Series Al,
5.00%, 6/15/35	1,780	1,983,187
		16,033,008

	Par
Municipal Bonds	(000)	Value
Pennsylvania (continued)

Health — 11.1%
Allegheny County Hospital Development Authority, RB,
Health Center, UPMC Health, Series B (NPFGC),
6.00%, 7/01/26	$2,000	$2,634,440
Centre County Hospital Authority, RB, Mount Nittany
Medical Center Project, 7.00%, 11/15/46	2,020	2,356,451
County of Lehigh Pennsylvania, RB, Lehigh Valley Health
Network, Series A (AGM), 5.00%, 7/01/33	7,995	8,471,102
Cumberland County Municipal Authority, RB, Diakon
Lutheran, 6.38%, 1/01/39	500	537,645
Montgomery County Higher Education & Health Authority,
Refunding RB, Abington Memorial Hospital, Series A,
5.13%, 6/01/33	490	511,408
Montgomery County IDA Pennsylvania, RB, Acts
Retirement Life Community:
4.50%, 11/15/36	295	262,627
Series A-1, 6.25%, 11/15/29	235	263,174
Philadelphia Hospitals & Higher Education Facilities
Authority, Refunding RB, Presbyterian Medical Center,
6.65%, 12/01/19 (e)	3,000	3,707,370
South Fork Municipal Authority, Refunding RB, Conemaugh
Valley Memorial, Series B (AGC), 5.38%, 7/01/35	2,000	2,175,440
		20,919,657
Housing — 5.3%
Pennsylvania HFA, RB, Series 95-A, AMT,
4.90%, 10/01/37	1,000	1,007,940
Pennsylvania HFA, Refunding RB, AMT:
4.85%, 10/01/37	4,125	4,241,573
S/F Mortgage, Series 92-A, 4.75%, 4/01/31	695	700,643
Series 99-A, 5.15%, 4/01/38	800	869,064
Philadelphia Housing Authority Capital Fund Program,
RB, Series A (AGM), 5.50%, 12/01/18	3,000	3,109,710
		9,928,930
State — 12.3%
Commonwealth of Pennsylvania, GO:
5.00%, 11/15/30	6,355	7,635,024
First Series, 5.00%, 11/15/19	3,000	3,774,360
Pennsylvania Turnpike Commission, RB, Series C of 2003
Pennsylvania Turnpike (NPFGC), 5.00%, 12/01/32	3,600	3,927,780
State Public School Building Authority, RB:
(AGM) CAB, Corry Area School District,
4.85%, 12/15/22 (d)	1,640	1,154,363
(AGM) CAB, Corry Area School District,
4.87%, 12/15/23 (d)	1,980	1,327,352
(AGM) CAB, Corry Area School District,
4.89%, 12/15/24 (d)	1,980	1,268,685
(AGM) CAB, Corry Area School District,
4.92%, 12/15/25 (d)	1,770	1,086,515
School District Philadelphia Project, Series B (AGM),
5.00%, 6/01/26	1,500	1,643,100
State Public School Building Authority, Refunding RB,
Harrisburg School District Project, Series A (AGC),
5.00%, 11/15/33	1,200	1,296,420
		23,113,599
Transportation — 12.8%
City of Philadelphia Pennsylvania, RB, Series A,
5.00%, 6/15/40	2,500	2,621,825
Delaware River Port Authority, RB, Series D (AGC),
5.00%, 1/01/40	1,560	1,685,798
Pennsylvania Economic Development Financing Authority,
RB, Amtrak Project, Series A, AMT, 6.38%, 11/01/41	150	150,927

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)

Transportation (concluded)
Pennsylvania Turnpike Commission, RB:
5.25%, 12/01/41	$1,750	$1,906,975
Series A (AMBAC), 5.50%, 12/01/31	7,800	8,525,556
Series A (AMBAC), 5.25%, 12/01/32	350	372,792
Sub-Series A, 6.00%, 12/01/41	700	780,913
Sub-Series B (AGM), 5.25%, 6/01/39	3,500	3,796,310
Southeastern Pennsylvania Transportation Authority, RB,
Capital Grant Receipts:
5.00%, 6/01/28	1,570	1,795,028
5.00%, 6/01/29	2,080	2,360,176
		23,996,300
Utilities — 18.1%
Allegheny County Sanitation Authority, Refunding RB,
Series A (NPFGC), 5.00%, 12/01/30	5,000	5,500,000
City of Philadelphia Pennsylvania, RB:
1998 General Ordinance, 4th Series (AGM),
5.00%, 8/01/32	3,300	3,347,091
Ninth Series, 5.25%, 8/01/40	1,430	1,490,704
Series A, 5.25%, 1/01/36	700	758,989
Series C (AMBAC), 5.00%, 8/01/40	3,000	3,279,930
Delaware County IDA Pennsylvania, RB, Pennsylvania
Suburban Water Co. Project, Series A, AMT (AMBAC),
5.15%, 9/01/32	5,500	5,607,195
Lycoming County Water & Sewer Authority, RB (AGM),
5.00%, 11/15/41	400	425,420
Northampton Boro Municipal Authority, RB (NPFGC),
5.00%, 5/15/34	935	963,256
Pennsylvania Economic Development Financing
Authority, RB:
American Water Co. Project, 6.20%, 4/01/39	1,300	1,509,976
Philadelphia Biosolids Facility, 6.25%, 1/01/32	900	989,415
Pennsylvania IDA, Refunding RB, Economic Development
(AMBAC), 5.50%, 7/01/20	7,000	7,181,860
Reading Area Water Authority Pennsylvania, RB (AGM),
5.00%, 12/01/27	2,680	2,947,946
		34,001,782
Total Municipal Bonds in Pennsylvania		194,178,061

Guam — 2.3%

State — 0.5%
Territory of Guam, RB, Section 30, Series A,
5.63%, 12/01/29	805	866,374
Transportation — 1.3%
Guam International Airport Authority, Refunding RB,
General, Series C, AMT (NPFGC), 5.00%, 10/01/23	2,500	2,541,000
Utilities — 0.5%
Guam Power Authority, Refunding RB, Series A (AGM),
5.00%, 10/01/37	850	920,754
Total Municipal Bonds in Guam		4,328,128

Puerto Rico — 3.7%

State — 3.7%
Commonwealth of Puerto Rico, GO, Refunding, Public
Improvement, Series A-4 (AGM), 5.25%, 7/01/30	1,270	1,389,672
Puerto Rico Sales Tax Financing Corp., RB, Series C,
5.25%, 8/01/40	5,000	5,552,550
Total Municipal Bonds in Puerto Rico		6,942,222
Total Municipal Bonds — 109.4%		205,448,411

Municipal Bonds Transferred to	Par
Tender Option Bond Trusts (f)	(000)	Value
Pennsylvania — 40.7%

County/City/Special District/School District — 4.2%
East Stroudsburg Area School District, GO, Refunding
(AGM), 5.00%, 9/01/25	$7,000	$7,851,060
Education — 4.0%
Pennsylvania Higher Educational Facilities Authority,
RB, University of Pennsylvania Health System,
5.75%, 8/15/41	4,270	4,872,241
University of Pittsburgh Pennsylvania, RB, Capital Project,
Series B, 5.00%, 9/15/28	2,202	2,614,575
		7,486,816
Health — 9.6%
Geisinger Authority, RB:
5.13%, 6/01/34	2,500	2,716,825
5.25%, 6/01/39	3,128	3,397,602
5.13%, 6/01/41	6,270	6,834,990
Philadelphia Hospitals & Higher Education Facilities
Authority, 5.00%, 7/01/41	4,680	5,040,266
		17,989,683
Housing — 1.5%
Pennsylvania HFA, Refunding RB, AMT, 4.70%, 10/01/37	2,950	2,960,856
State — 17.3%
Commonwealth of Pennsylvania, GO, First Series,
5.00%, 3/15/28	5,203	6,177,794
Pennsylvania Turnpike Commission, RB, Series C of 2003
Pennsylvania Turnpike (NPFGC), 5.00%, 12/01/32	10,000	10,910,500
State Public School Building Authority, Refunding RB,
School District of Philadelphia Project, Series B (AGM),
5.00%, 6/01/26	14,026	15,364,281
		32,452,575
Transportation — 4.1%
City of Philadelphia Pennsylvania, RB, AMT (AGM),
5.00%, 6/15/37	7,500	7,705,650
Total Municipal Bonds Transferred to
Tender Option Bond Trusts — 40.7%		76,446,640
Total Long-Term Investments
(Cost — $262,841,810) — 150.1%		281,895,051

Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund,
0.00% (g)(h)	9,011,996	9,011,996
Total Short-Term Securities
(Cost — $9,011,996) — 4.8%		9,011,996
Total Investments (Cost — $271,853,806) — 154.9%		290,907,047
Liabilities in Excess of Other Assets — (0.4)%		(695,676)
Liability for TOB Trust Certificates, Including Interest
Expense and Fees Payable — (19.2)%		(36,113,828)
VRDP Shares, at Liquidation Value — (35.3)%		(66,300,000)
Net Assets Applicable to Common Shares — 100.0%		$187,797,543

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	31

Schedule of Investments (concluded)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

(a)	Variable rate security. Rate shown is as of report date.
(b)	When-issued security. Unsettled when-issued transactions were as follows:
		Unrealized
Counterparty	Value	Appreciation
First Clearing, LLC	$1,826,368	$ 9,344

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e)	Security is collateralized by Municipal or US Treasury obligations.
(f)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.
(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
	Shares Held at July 31, 2011		Shares Held at January 31, 2012
		Net Activity
Affiliate				Income
BIF Pennsylvania
Municipal
Money Fund	8,744,788	267,208	9,011,996	—

(h)	Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$281,895,051	—	$281,895,051
Short-Term
Securities	$9,011,996	—	—	9,011,996
Total	$9,011,996	$281,895,051	—	$290,907,047

[1]	See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Statements of Assets and Liabilities

January 31, 2012 (Unaudited)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)	BlackRock MuniYield Investment Quality Fund (MFT)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)
Assets
Investments at value — unaffiliated[1]	$1,077,817,346	$531,852,270	$203,449,608	$442,511,734	$212,004,539	$281,895,051
Investments at value — affiliated[2]	14,314,399	10,688,194	4,599,576	6,603,939	4,514,258	9,011,996
Cash	3,035,428	37,763	—	—	—	—
Cash pledged as collateral for financial futures contracts	144,000	77,000	83,000	68,000	29,000	—
Interest receivable	14,490,437	4,718,687	2,442,035	4,858,446	1,745,624	2,891,382
Investments sold receivable	7,404,278	1,380,000	2,209,509	—	—	—
Deferred offering costs	—	522,835	44,403	351,581	299,589	263,273
TOB trust receivable	—	—	2,000,000	—	—	—
Prepaid expenses	9,329	4,710	2,990	6,773	3,718	4,334
Other assets	126,495	—	—	50,648	2,344	64,721
Total assets	1,117,341,712	549,281,459	214,831,121	454,451,121	218,599,072	294,130,757

Accrued Liabilities
Bank overdraft	—	—	18,181	42,313	18,939	5,708
Investments purchased payable	10,633,691	—	4,708,378	—	—	2,908,575
Income dividends payable — Common Shares	3,126,896	1,536,668	553,206	1,369,390	623,376	879,253
Investment advisory fees payable	451,358	235,361	82,538	181,089	86,254	121,114
Interest expense and fees payable	88,329	44,704	57,139	30,344	16,725	18,956
Margin variation payable	16,406	8,750	9,406	7,656	3,281	—
Officer's and Directors' fees payable	8,156	2,336	724	1,803	139	1,563
Other accrued expenses payable	154,161	302,398	26,573	—	77,653	3,140
Total accrued liabilities	14,478,997	2,130,217	5,456,145	1,632,595	826,367	3,938,309

Other Liabilities
TOB trust certificates	199,972,247	28,559,240	24,723,436	18,395,000	11,703,052	36,094,905
VRDP Shares, at liquidation value of
$100,000 per share[3,4]	—	172,700,000	—	144,600,000	64,400,000	66,300,000
VMTP Shares, at liquidation value of
$100,000 per share[3,4]	—	—	56,500,000	—	—	—
Total other liabilities	199,972,247	201,259,240	81,223,436	162,995,000	76,103,052	102,394,905
Total Liabilities	214,451,244	203,389,457	86,679,581	164,627,595	76,929,419	106,333,214

AMPS at Redemption Value
$25,000 per share at liquidation preference,
plus unpaid dividends[3,4]	254,004,140	—	—	—	—	—
Net Assets Applicable to Common Shareholders	$648,886,328	$345,892,002	$128,151,540	$289,823,526	$141,669,653	$187,797,543

Net Assets Applicable to Common Shareholders Consist of

Paid-in capital[5,6]	$584,137,285	$299,019,497	$118,045,125	$263,742,285	$124,799,488	$170,201,598
Undistributed net investment income	12,985,028	5,878,927	2,131,937	3,585,240	2,700,069	2,264,158
Accumulated net realized loss	(20,149,468)	(1,933,768)	(10,728,836)	(8,152,347)	(652,037)	(3,721,455)
Net unrealized appreciation/depreciation	71,913,483	42,927,346	18,703,314	30,648,348	14,822,133	19,053,242
Net Assets Applicable to Common Shareholders	$648,886,328	$345,892,002	$128,151,540	$289,823,526	$141,669,653	$187,797,543
Net asset value per Common Share	$15.88	$16.26	$15.13	$15.91	$16.01	$16.34
[1] Investments at cost — unaffiliated	$1,005,772,469	$488,854,847	$184,670,962	$411,802,071	$197,156,127	$262,841,810
[2] Investments at cost — affiliated	$14,314,399	$10,688,194	$4,599,576	$6,603,939	$4,514,258	$9,011,996
[3] Preferred Shares outstanding:
Par value $0.05 per share	—	—	565	—	—	663
Par value $0.10 per share	10,160	1,727	—	1,446	644	—
[4] Preferred Shares authorized	15,600	9,847	1 million	8,046	3,584	1 million
[5] Common Shares outstanding	40,874,458	21,268,248	8,467,395	18,217,615	8,850,570	11,493,500
[6] Common Shares authorized	200 million	200 million	unlimited	200 million	200 million	unlimited

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	33

Statements of Operations

Six Months Ended January 31, 2012 (Unaudited)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)	BlackRock MuniYield Investment Quality Fund (MFT)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)
Investment Income
Interest	$23,696,570	$11,366,661	$4,583,387	$10,256,856	$4,724,521	$6,405,689
Income — affiliated	5,483	2,105	324	—	16	—
Total income	23,702,053	11,368,766	4,583,711	10,256,856	4,724,537	6,405,689

Expenses
Investment advisory	2,905,673	1,425,689	487,750	1,097,647	514,506	701,773
Liquidity fees	—	620,692	—	564,555	231,457	258,851
Professional	116,900	55,717	39,551	56,177	45,011	35,554
Remarketing fees on Preferred Shares	173,597	87,060	38,968	73,907	32,465	33,887
Accounting services	67,593	43,217	22,863	35,228	22,750	26,978
Transfer agent	33,679	26,228	17,538	12,253	11,767	12,456
Officer and Directors	26,957	16,861	6,329	12,082	6,709	9,725
Printing	26,721	16,553	6,025	13,740	5,855	9,381
Custodian	19,007	11,983	5,169	10,415	6,416	8,097
Registration	6,561	4,993	4,319	11,452	4,796	4,324
Miscellaneous	39,650	52,814	19,334	28,604	26,869	33,570
Total expenses excluding interest expense, fees and
amortization of offering costs	3,416,338	2,361,807	647,846	1,916,060	908,601	1,134,596
Interest expense, fees and amortization of offering costs[1]	618,585	546,885	150,084	444,031	208,204	313,114
Total expenses	4,034,923	2,908,692	797,930	2,360,091	1,116,805	1,447,710
Less fees waived by advisor	(324,017)	(58,424)	(1,361)	(653)	(5,327)	(1,053)
Total expenses after fees waived	3,710,906	2,850,268	796,569	2,359,438	1,111,478	1,446,657
Net investment income	19,991,147	8,518,498	3,787,142	7,897,418	3,613,059	4,959,032

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,466,703	1,097,340	1,500,172	602,128	220,971	1,096,277
Financial futures contracts	57,264	(580,602)	(159,513)	(513,621)	(250,201)	(532,893)
	2,523,967	516,738	1,340,659	88,507	(29,230)	563,384
Net change in unrealized appreciation/depreciation on:
Investments	62,136,097	32,774,523	13,234,424	23,720,025	13,436,340	15,271,007
Financial futures contracts	(131,393)	274,887	21,991	250,115	126,193	227,086
	62,004,704	33,049,410	13,256,415	23,970,140	13,562,533	15,498,093
Total realized and unrealized gain	64,528,671	33,566,148	14,597,074	24,058,647	13,533,303	16,061,477

Dividends to AMPS Shareholders From
Net investment income	(272,243)	—	(101,371)	—	—	—
Net Increase in Net Assets Applicable to
Common Shareholders Resulting from Operations	$84,247,575	$42,084,646	$18,282,845	$31,956,065	$17,146,362	$21,020,509

[1]	Related to TOBs, VRDP Shares and/or VMTP Shares.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Statements of Changes in Net Assets

	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)		BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011
Operations
Net investment income	$19,991,147	$39,555,605	$8,518,498	$19,630,428
Net realized gain (loss)	2,523,967	(9,301,860)	516,738	(1,057,489)
Net change in unrealized appreciation/depreciation	62,004,704	(3,868,632)	33,049,410	(8,879,645)
Dividends to AMPS Shareholders from net investment income	(272,243)	(931,589)	—	(627,047)
Net increase in net assets applicable to Common Shareholders resulting from operations	84,247,575	25,453,524	42,084,646	9,066,247

Dividends to Common Shareholders From
Net investment income	(18,761,376)	(36,787,012)	(9,439,234)	(18,852,930)

Capital Share Transactions
Reinvestment of common dividends	—	—	162,674	189,682

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	65,486,199	(11,333,488)	32,808,086	(9,597,001)
Beginning of period	583,400,129	594,733,617	313,083,916	322,680,917
End of period	$648,886,328	$583,400,129	$345,892,002	$313,083,916
Undistributed net investment income	$12,985,028	$12,027,500	$5,878,927	$6,799,663

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	35

Statements of Changes in Net Assets

	BlackRock MuniYield Investment Quality Fund (MFT)		BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011
Operations
Net investment income	$3,787,142	$7,724,014	$7,897,418	$16,987,044
Net realized gain (loss)	1,340,659	(1,973,825)	88,507	665,730
Net change in unrealized appreciation/depreciation	13,256,415	(2,240,288)	23,970,140	(5,598,697)
Dividends to AMPS Shareholders from net investment income	(101,371)	(308,831)	—	(651,184)
Net increase in net assets applicable to Common Shareholders resulting from operations	18,282,845	3,201,070	31,956,065	11,402,893

Dividends to Common Shareholders From
Net investment income	(3,605,938)	(7,210,628)	(8,632,473)	(16,686,075)

Capital Share Transactions
Reinvestment of common dividends	51,841	91,502	173,683	—

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	14,728,748	(3,918,056)	23,497,275	(5,283,182)
Beginning of period	113,422,792	117,340,848	266,326,251	271,609,433
End of period	$128,151,540	$113,422,792	$289,823,526	$266,326,251
Undistributed net investment income	$2,131,937	$2,052,104	$3,585,240	$4,320,295

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Statements of Changes in Net Assets

	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)		BlackRock MuniYield Pennsylvania Quality Fund (MPA)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011	Six Months Ended January 31, 2012 (Unaudited)	Year Ended July 31, 2011
Operations
Net investment income	$3,613,059	$8,005,293	$4,959,032	$10,563,541
Net realized gain (loss)	(29,230)	171,906	563,384	143,339
Net change in unrealized appreciation/depreciation	13,562,533	(4,320,508)	15,498,093	(4,542,999)
Dividend to AMPS Shareholders from net investment income	—	(394,067)	—	(313,247)
Net increase in net assets applicable to Common Shareholders resulting from operations	17,146,362	3,462,624	21,020,509	5,850,634

Dividends and Distributions to Common Shareholders From
Net investment income	(4,089,164)	(7,636,680)	(5,273,081)	(10,531,527)

Capital Share Transactions
Reinvestment of common dividends and distributions	131,493	373,793	112,358	88,230

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	13,188,691	(3,800,263)	15,859,786	(4,592,663)
Beginning of period	128,480,962	132,281,225	171,937,757	176,530,420
End of period	$141,669,653	$128,480,962	$187,797,543	$171,937,757
Undistributed net investment income	$2,700,069	$3,176,174	$2,264,158	$2,578,207

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	37

Statements of Cash Flows

Six Months Ended January 31, 2012 (Unaudited)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)	BlackRock MuniYield Investment Quality Fund (MFT)	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)	BlackRock MuniYield Pennsylvania Quality Fund (MPA)
Cash Provided by (Used for) Operating Activities
Net increase in net assets resulting from operations,
excluding dividends to AMPS Shareholders	$84,519,818	$42,084,646	$18,384,216	$31,956,065	$17,146,362	$21,020,509
Adjustments to reconcile net increase in net assets
resulting from operations to net cash provided by
(used for) operating activities:
(Increase) decrease in interest receivable	(592,250)	(213,507)	(223,686)	3,723	(138,266)	(99,021)
Increase in other assets	(17,850)	—	—	(50,648)	(2,344)	(64,721)
Decrease in prepaid expenses	16,371	10,777	6,568	22,301	842	20,276
Decrease in income receivable — affiliated	352	—	—	—	—	—
(Increase) decrease in cash pledged as collateral
for financial futures contracts	(144,000)	98,000	43,000	82,000	33,040	115,000
Increase in investment advisory fees payable	34,901	12,805	4,460	220	3,156	6,155
(Increase) decrease in interest expense
and fees payable	(35,617)	(3,060)	45,827	21,993	13,624	(3,679)
Increase (decrease) in other accrued expenses payable	(42,095)	28,868	(43,310)	(45,795)	(42,941)	(19,614)
Increase (decrease) in margin variation payable	16,406	(124,250)	(26,219)	(106,344)	(52,531)	(83,125)
Increase (decrease) in Officer’s and Trustees’
fees payable	(96,798)	(2,223)	173	(1,525)	(841)	846
Net realized and unrealized gain on investments	(64,602,800)	(33,871,863)	(14,734,596)	(24,322,153)	(13,657,311)	(16,367,284)
Amortization of premium and accretion of discount
on investments	1,728,610	(25,931)	218,357	213,000	(224,287)	178,570
Amortization of deferred offering costs	—	75,790	1,989	154,295	87,976	36,628
Proceeds from sales of long-term investments	240,282,635	51,427,843	32,999,553	59,105,759	25,993,915	38,675,815
Purchases of long-term investments	(252,560,781)	(64,735,344)	(42,482,729)	(61,053,447)	(33,798,815)	(40,292,867)
Net proceeds from sales (purchases) of
short-term securities	(6,966,848)	(746,391)	2,107,215	324,815	1,792,577	(267,208)
Cash provided by (used for) operating activities	1,540,054	(5,983,840)	(3,785,182)	6,304,259	(2,845,844)	2,856,280

Cash Provided by (Used for) Financing Activities
Cash receipts from TOB trust certificates	27,929,091	15,296,310	7,603,706	2,205,000	7,018,683	2,340,000
Cash payments for TOB trust certificates	(7,400,000)	—	(60,000)	—	—	(10,000)
Cash payments on redemption of AMPS	—	—	(56,525,000)	—	—	—
Cash receipts from issuance of VMTP Shares	—	—	56,500,000	—	—	—
Cash payments for offering costs	—	—	(46,392)	(69,390)	(220,861)	(31,816)
Cash dividends paid to Common Shareholders	(18,761,377)	(9,312,969)	(3,601,815)	(8,482,182)	(3,970,917)	(5,160,172)
Cash dividends paid to AMPS Shareholders	(272,340)	—	(103,498)	—	—	—
Increase in bank overdraft	—	—	18,181	42,313	18,939	5,708
Cash provided by (used for) financing activities	1,495,374	5,983,341	3,785,182	(6,304,259)	2,845,844	(2,856,280)

Cash
Net increase (decrease) in cash	3,035,428	(499)	—	—	—	—
Cash at beginning of period	—	38,262	—	—	—	—
Cash at end of period	$3,035,428	$37,763	—	—	—	—

Cash Flow Information
Cash paid during the period for interest and fees	$654,202	$474,155	$102,268	$359,790	$106,604	$280,165

Noncash Financing Activities
Capital shares issued in reinvestment of dividends paid to
Common Shareholders	—	$162,674	$51,841	$173,683	$131,493	$112,358

A Statement of Cash Flows is presented when a Trust had a significant amount of borrowing during the period, based on the average borrowings outstanding in relation to total average assets.

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Financial Highlights	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

	Six Months Ended January 31, 2012 (Unaudited)			Period July 1, 2009 to July 31, 2009

		Year Ended July 31,			Year Ended June 30,
		2011	2010		2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.27	$14.55	$13.21	$13.05	$13.84	$14.48	$14.44
Net investment income[1]	0.49	0.97	0.92	0.08	0.90	0.96	1.01
Net realized and unrealized gain (loss)	1.59	(0.33)	1.24	0.14	(0.89)	(0.60)	0.07
Dividends to AMPS Shareholders from
net investment income	(0.01)	(0.02)	(0.03)	(0.00)[2]	(0.15)	(0.32)	(0.31)
Net increase (decrease) from investment operations	2.07	0.62	2.13	0.22	(0.14)	0.04	0.77
Dividends to Common Shareholders from
net investment income	(0.46)	(0.90)	(0.79)	(0.06)	(0.65)	(0.68)	(0.73)
Net asset value, end of period	$15.88	$14.27	$14.55	$13.21	$13.05	$13.84	$14.48
Market price, end of period	$15.55	$13.15	$14.04	$12.18	$11.07	$12.24	$13.92

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	14.84%[4]	4.88%	16.96%	1.75%[4]	0.21%	0.64%	5.46%
Based on market price	22.03%[4]	0.16%	22.40%	10.59%[4]	(3.88)%	(7.41)%	5.02%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.32%[6]	1.38%	1.23%	1.34%[6,7]	1.59%	1.58%	1.66%
Total expenses after fees waived[5]	1.21%[6]	1.25%	1.12%	1.19%[6,7]	1.40%	1.50%	1.60%
Total expenses after fees waived and excluding interest
expense and fees[5,8]	1.01%[6]	1.02%	0.98%	1.06%[6,7]	1.02%	1.14%	1.12%
Net investment income[5]	6.53%[6]	6.93%	6.52%	6.59%[6,7]	7.08%	6.72%	6.81%
Dividends to AMPS Shareholders	0.09%[6]	0.16%	0.18%	0.23%[6]	1.15%	2.22%	2.11%
Net investment income to Common Shareholders	6.44%[6]	6.77%	6.34%	6.36%[6,7]	5.93%	4.50%	4.70%

Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$648,886	$583,400	$594,734	$540,144	$533,256	$565,757	$592,053
AMPS outstanding at $25,000 liquidation
preference, end of period (000)	$254,000	$254,000	$254,000	$254,000	$287,375	$287,375	$390,000
Portfolio turnover	24%	24%	25%	1%	19%	43%	35%
Asset coverage per AMPS at $25,000
liquidation preference, end of period	$88,868	$82,421	$83,538	$78,166	$71,392	$74,225	$62,965

[1]	Based on average Common Shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Do not reflect the effect of dividends to AMPS Shareholders.
[6]	Annualized.
[7]	Certain non-recurring expenses have been included in the ratio but not annualized. If these expenses were annualized, the ratios of total expenses, total expenses after fees waived, total expenses after fees waived excluding interest expense and fees, net investment income and net investment income to Common Shareholders would have been 1.43%, 1.28%, 1.15%, 6.50% and 6.27%, respectively.
[8]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	39

Financial Highlights	BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

	Six Months Ended January 31, 2012 (Unaudited)

		Year Ended July 31,
		2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.73	$15.19	$14.40	$14.35	$14.86	$14.91
Net investment income[1]	0.40	0.93	1.00	0.98	0.93	1.03
Net realized and unrealized gain (loss)	1.57	(0.47)	0.67	(0.11)	(0.47)	(0.03)
Dividends and distributions to AMPS Shareholders from:
Net investment income	—	(0.03)	(0.03)	(0.16)	(0.31)	(0.31)
Net realized gain	—	—	(0.00)[2]	—	—	—
Net increase from investment operations	1.97	0.43	1.64	0.71	0.15	0.69
Dividends and distributions to Common Shareholders from:
Net investment income	(0.44)	(0.89)	(0.84)	(0.66)	(0.66)	(0.74)
Net realized gain	—	—	(0.01)	—	—	—
Total dividends and distributions to Common Shareholders	(0.44)	(0.89)	(0.85)	(0.66)	(0.66)	(0.74)
Net asset value, end of period	$16.26	$14.73	$15.19	$14.40	$14.35	$14.86
Market price, end of period	$15.77	$13.74	$15.05	$13.38	$12.93	$14.40

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	13.71%[4]	3.28%	11.95%	6.13%	1.35%	4.71%
Based on market price	18.23%[4]	(2.77)%	19.37%	9.45%	(5.76)%	0.99%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.78%[6]	1.21%	1.13%	1.30%	1.30%	1.45%
Total expenses after fees waived[5]	1.75%[6]	1.17%	1.08%	1.21%	1.23%	1.40%
Total expenses after fees waived and excluding interest expense,
fees and amortization of offering costs[5,7]	1.41%[6]	1.11%	1.05%	1.10%	1.15%	1.17%
Net investment income[5]	5.22%[6]	6.36%	6.71%	7.04%	6.22%	6.77%
Dividends to AMPS Shareholders	—	0.21%	0.22%	1.13%	2.11%	2.03%
Net investment income to Common Shareholders	5.22%[6]	6.15%	6.49%	5.91%	4.11%	4.74%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$345,892	$313,084	$322,681	$305,856	$304,947	$315,769
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—	—	$172,700	$172,700	$176,700	$203,000
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$172,700	$172,700	—	—	—	—
Portfolio turnover	10%	12%	13%	9%	12%	17%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—	—	$71,713	$69,278 [8]	$68,152 [8]	$63,898 [8]
Asset coverage per VRDP Share at $100,000 liquidation value, end of period	$300,285	$281,288	—	—	—	—

[1]	Based on average Common Shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Do not reflect the effect of dividends to AMPS Shareholders.
[6]	Annualized.
[7]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.
[8]	Amounts have been recalculated to conform with current year presentation.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Financial Highlights	BlackRock MuniYield Investment Quality Fund (MFT)

	Six Months Ended January 31, 2012 (Unaudited)				Period November 1, 2007 to July 31, 2008

		Year Ended July 31,				Year Ended October 31,
		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.40	$13.87	$12.83	$13.42	$14.38	$14.91	$14.72
Net investment income[1]	0.45	0.91	0.92	0.94	0.71	0.95	0.97
Net realized and unrealized gain (loss)	1.74	(0.49)	0.98	(0.70)	(0.97)	(0.49)	0.24
Dividends to AMPS Shareholders from net investment income	(0.03)	(0.04)	(0.04)	(0.15)	(0.22)	(0.31)	(0.27)
Net increase (decrease) from investment operations	2.16	0.38	1.86	0.09	(0.48)	0.15	0.94
Dividends to Common Shareholders from net
investment income	(0.43)	(0.85)	(0.82)	(0.68)	(0.48)	(0.68)	(0.75)
Net asset value, end of period	$15.13	$13.40	$13.87	$12.83	$13.42	$14.38	$14.91
Market price, end of period	$14.89	$12.39	$14.28	$11.80	$11.75	$12.74	$14.21

Total Investment Return Applicable to Common Shareholders[2]
Based on net asset value	16.39%[3]	3.20%	14.99%	1.94%	(2.97)%[3]	1.39%	6.87%
Based on market price	23.88%[3]	(7.32)%	28.72%	7.08%	(4.11)%[3]	(5.75)%	5.73%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.33%[5]	1.23%	1.19%	1.40%	1.51%[5]	1.54%	1.46%
Total expenses after fees waived[4]	1.33%[5]	1.23%	1.19%	1.37%	1.49%[5]	1.52%	1.45%
Total expenses after fees waived and excluding interest
expense and fees[4,6]	1.08%[5]	1.11%	1.09%	1.19%	1.18%[5]	1.20%	1.17%
Net investment income[4]	6.32%[5]	6.91%	6.80%	7.54%	6.60%[5]	6.53%	6.58%
Dividends to AMPS Shareholders	0.17%[5]	0.28%	0.29%	1.23%	2.07%[5]	2.13%	1.87%
Net investment income to Common Shareholders	6.15%[5]	6.63%	6.51%	6.31%	4.53%[5]	4.40%	4.71%

Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$128,152	$113,423	$117,341	$108,434	$113,449	$121,574	$126,042
AMPS outstanding at $25,000 liquidation preference,
end of period (000)	—	$56,525	$56,525	$56,525	$62,250	$72,000	$72,000
VMTP Shares outstanding at $100,000 liquidation value,
end of period (000)	$56,500	—	—	—	—	—	—
Portfolio turnover	18%	29%	38%	43%	21%	26%	34%
Asset coverage per AMPS at $25,000 liquidation preference,
end of period	—	$75,165	$76,900	$72,961	$70,569	$67,220	$68,769
Asset coverage per VMTP Shares at $100,000 liquidation
value, end of period	$326,818	—	—	—	—	—	—

[1]	Based on average Common Shares outstanding.
[2]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Do not reflect the effect of dividends to AMPS Shareholders.
[5]	Annualized.
[6]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VMTP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VMTP Shares, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	41

Financial Highlights	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

	Six Months Ended January 31, 2012 (Unaudited)				Period November 1, 2007 to July 31, 2008

		Year Ended July 31,				Year Ended October 31,
		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$14.63	$14.92	$13.93	$14.16	$15.03	$15.45	$15.32
Net investment income[1]	0.43	0.93	0.98	1.00	0.70	1.06	1.04
Net realized and unrealized gain (loss)	1.32	(0.26)	0.94	(0.40)	(0.82)	(0.45)	0.22
Dividends to AMPS Shareholders from
net investment income	—	(0.04)	(0.05)	(0.16)	(0.23)	(0.32)	(0.29)
Net increase (decrease) from investment operations	1.75	0.63	1.87	0.44	(0.35)	0.29	0.97
Dividends to Common Shareholders from
net investment income	(0.47)	(0.92)	(0.88)	(0.67)	(0.52)	(0.71)	(0.84)
Net asset value, end of period	$15.91	$14.63	$14.92	$13.93	$14.16	$15.03	$15.45
Market price, end of period	$15.63	$13.39	$14.55	$12.25	$12.30	$13.40	$14.67

Total Investment Return Applicable to Common Shareholders[2]
Based on net asset value	12.28%[3]	4.78%	14.31%	4.66%	(2.02)%[3]	2.30%	6.64%
Based on market price	20.52%[3]	(1.67)%	26.76%	5.95%	(4.54)%[3]	(3.95)%	1.32%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[4]	1.70%[5]	1.37%	1.07%	1.27%	1.42%[5]	1.55%	1.62%
Total expenses after fees waived[4]	1.70%[5]	1.36%	1.07%	1.25%	1.40%[5]	1.55%	1.61%
Total expenses after fees waived and excluding interest
expense, fees and amortization of offering costs[4,6]	1.38%[5]	1.23%	1.03%	1.09%	1.13%[5]	1.12%	1.11%
Net investment income[4]	5.70%[5]	6.48%	6.72%	7.37%	6.19%[5]	6.95%	6.84%
Dividends to AMPS Shareholders	—	0.25%	0.31%	1.19%	2.05%[5]	2.12%	1.87%
Net investment income to Common Shareholders	5.70%[5]	6.23%	6.41%	6.18%	4.14%[5]	4.83%	4.97%

Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$289,824	$266,326	$271,609	$253,630	$257,806	$273,593	$281,350
AMPS outstanding at $25,000 liquidation preference,
end of period (000)	—	—	$144,650	$144,650	$144,650	$165,000	$165,000
VRDP Shares outstanding at $100,000 liquidation value,
end of period (000)	$144,600	$144,600	—	—	—	—	—
Portfolio turnover	14%	16%	15%	9%	21%	10%	15%
Asset coverage per AMPS at $25,000 liquidation preference,
end of period	—	—	$71,945	$68,838	$69,563	$66,461	$67,638
Asset coverage per VRDP share at $100,000 liquidation value,
end of period	$300,432	$284,181	—	—	—	—	—

[1]	Based on average Common Shares outstanding.
[2]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Do not reflect the effect of dividends to AMPS Shareholders.
[5]	Annualized.
[6]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Financial Highlights	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

	Six Months Ended January 31 , 2012 (Unaudited)				Period November 1, 2007 to July 31, 2008

		Year Ended July 31,				Year Ended October 31,
		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$14.53	$15.00	$14.07	$14.23	$15.02	$15.42	$15.07
Net investment income[1]	0.41	0.91	0.98	0.96	0.69	0.96	0.97
Net realized and unrealized gain (loss)	1.53	(0.48)	0.94	(0.27)	(0.76)	(0.42)	0.36
Dividends and distributions to AMPS Shareholders from:
Net investment income	—	(0.04)	(0.04)	(0.15)	(0.21)	(0.28)	(0.25)
Net realized gain	—	—	(0.01)	(0.01)	(0.01)	(0.00)[2]	—
Net increase (decrease) from investment operations	1.94	0.39	1.87	0.53	(0.29)	0.26	1.08
Dividends and distributions to Common Shareholders from:
Net investment income	(0.46)	(0.86)	(0.84)	(0.67)	(0.49)	(0.65)	(0.73)
Net realized gain	—	—	(0.10)	(0.02)	(0.01)	(0.01)	—
Total dividends and distributions to Common Shareholders	(0.46)	(0.86)	(0.94)	(0.69)	(0.50)	(0.66)	(0.73)
Net asset value, end of period	$16.01	$14.53	$15.00	$14.07	$14.23	$15.02	$15.42
Market price, end of period	$15.99	$13.16	$14.92	$12.82	$12.81	$13.70	$14.96

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	13.70%[4]	3.10%	13.90%	4.94%	(1.67)%[4]	2.00%	7.50%
Based on market price	25.38%[4]	(6.12)%	24.34%	6.22%	(2.95)%[4]	(4.10)%	7.28%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.67%[6]	1.13%	1.06%	1.22%	1.24%[6]	1.37%	1.59%
Total expenses after fees waived[5]	1.66%[6]	1.12%	1.05%	1.21%	1.24%[6]	1.37%	1.59%
Total expenses after fees waived and excluding interest
expense, fees and amortization of offering costs[5,7]	1.35%[6]	1.08%	1.02%	1.11%	1.18%[6]	1.17%	1.15%
Net investment income[5]	5.39%[6]	6.32%	6.64%	7.10%	6.18%[6]	6.30%	6.46%
Dividends to AMPS Shareholders	—	0.31%	0.29%	1.12%	1.87%[6]	1.81%	1.63%
Net investment income to Common Shareholders	5.39%[6]	6.01%	6.35%	5.98%	4.31%[6]	4.49%	4.83%

Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$141,670	$128,481	$132,281	$123,806	$125,233	$132,174	$135,767
AMPS outstanding at $25,000 liquidation preference,
end of period (000)	—	—	$64,475	$64,475	$65,700	$73,500	$73,500
VRDP Shares outstanding at $100,000 liquidation value,
end of period (000)	$64,400	$64,400	—	—	—	—	—
Portfolio turnover	13%	12%	12%	8%	13%	23%	11%
Asset coverage per AMPS at $25,000 liquidation preference,
end of period	—	—	$76,294	$73,008	$72,666	$69,965	$71,185
Asset coverage per VRDP share at $100,000 liquidation value,
end of period	$319,984	$299,505	—	—	—	—	—

[1]	Based on average Common Shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Do not reflect the effect of dividends to AMPS Shareholders.
[6]	Annualized.
[7]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	43

Financial Highlights	BlackRock MuniYield Pennsylvania Quality Fund (MPA)

	Six Months Ended January 31, 2012 (Unaudited)				Period November 1, 2007 to July 31, 2008

		Year Ended July 31,				Year Ended October 31,
		2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$14.97	$15.38	$14.28	$14.30	$15.49	$15.89	$15.57
Net investment income[1]	0.43	0.92	0.92	0.93	0.71	1.01	1.01
Net realized and unrealized gain (loss)	1.40	(0.38)	1.02	(0.15)	(1.18)	(0.40)	0.36
Dividends to AMPS Shareholders from
net investment income	—	(0.03)	(0.03)	(0.14)	(0.22)	(0.32)	(0.27)
Net increase (decrease) from investment operations	1.83	0.51	1.91	0.64	(0.69)	0.29	1.10
Dividends to Common Shareholders from
net investment income	(0.46)	(0.92)	(0.81)	(0.66)	(0.50)	(0.69)	(0.78)
Capital charges with respect to the issuance
of Preferred Shares	—	—	—	—	—	—	(0.00)[2]
Net asset value, end of period	$16.34	$14.97	$15.38	$14.28	$14.30	$15.49	$15.89
Market price, end of period	$16.25	$13.94	$15.26	$12.87	$12.43	$13.67	$14.60

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	12.46%[4]	3.84%	14.18%	5.88%	(4.18)%[4]	2.19%	7.52%
Based on market price	20.10%[4]	(2.55)%	25.70%	9.78%	(5.62)%[4]	(1.85)%	3.16%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses[5]	1.62%[6]	1.37%	1.15%	1.27%	1.50%[6]	1.72%	1.70%
Total expenses after fees waived[5]	1.62%[6]	1.36%	1.15%	1.25%	1.48%[6]	1.72%	1.69%
Total expenses after fees waived and excluding interest
expense, fees and amortization of offering costs[5,7]	1.27%[6]	1.14%	1.00%	1.06%	1.13%[6]	1.13%	1.13%
Net investment income[5]	5.55%[6]	6.24%	6.17%	6.82%	6.18%[6]	6.44%	6.49%
Dividends to AMPS Shareholders[5]	—	0.18%	0.22%	1.00%	1.93%[6]	2.02%	1.76%
Net investment income to Common Shareholders	5.55%[6]	6.06%	5.95%	5.82%	4.25%[6]	4.42%	4.73%

Supplemental Data
Net assets applicable to Common Shareholders,
end of period (000)	$187,798	$171,938	$176,530	$163,918	$164,119	$177,807	$182,402
AMPS outstanding at $25,000 liquidation preference,
end of period (000)	—	—	$66,350	$66,350	$77,400	$102,000	$102,000
VRDP Shares outstanding at $100,000 liquidation value,
end of period (000)	$66,300	$66,300	—	—	—	—	—
Portfolio turnover	14%	11%	6%	18%	24%	35%	25%
Asset coverage per AMPS at $25,000 liquidation preference,
end of period	—	—	$91,517	$86,765	$78,018	$68,585	$69,717
Asset coverage per VRDP share at $100,000 liquidation
value, end of period	$383,255	$359,333	—	—	—	—	—

[1]	Based on average Common Shares outstanding.
[2]	Amount is less than $(0.01) per share.
[3]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Do not reflect the effect of dividends to AMPS Shareholders.
[6]	Annualized.
[7]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock MuniHoldings California Quality Fund, Inc. (“MUC”), BlackRock MuniHoldings New Jersey Quality Fund, Inc. (“MUJ”), BlackRock MuniYield Investment Quality Fund (“MFT”), BlackRock MuniYield Michigan Quality Fund, Inc. (“MIY”), BlackRock MuniYield New Jersey Quality Fund, Inc. (“MJI”) and BlackRock MuniYield Pennsylvania Quality Fund (“MPA”) (collectively, the “Funds”), are registered under the 1940 Act as non-diversified, closed-end management investment companies. MUC, MUJ, MIY and MJI are organized as Maryland corporations. MFT and MPA are organized as Massachusetts business trusts. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Boards of Directors and the Boards of Trustees of the Funds are collectively referred to throughout this report as the “Board of Directors” or the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors.” The Funds determine and make available for publication the NAVs of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Municipal Bonds Transferred to TOBs: The Funds leverage their assets through the use of TOBs. A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of a Fund (1) to cause the holders of a proportional share of the short-term floating rate certificates to tender their certificates at par, including during instances of a rise in short-term interest rates, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to a Fund. The TOB may also be terminated without the consent of a Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors. During the six months ended January 31, 2012, no TOBs that the Funds participated in were terminated without the consent of the Funds.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to a Fund in exchange for TOB trust certificates. The Funds typically invests the cash in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing: therefore, the municipal bonds deposited into a TOB are presented in the Funds’ Schedules of Investments and the TOB trust certificates are shown in other liabilities in the Statements of Assets and Liabilities.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	45

Notes to Financial Statements (continued)

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. The short-term floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At January 31, 2012, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for TOB trust certificates and the range of interest rates on the liability for TOB trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for TOB Trust Certificates	Range of Interest Rates
MUC	$410,694,923	$199,972,247	0.05% – 0.21%
MUJ	$ 57,806,982	$ 28,559,240	0.08% – 0.25%
MFT	$ 50,601,214	$ 24,723,436	0.07% – 0.46%
MIY	$ 38,284,741	$ 18,395,000	0.08% – 0.28%
MJI	$ 23,987,975	$ 11,703,052	0.08% – 0.25%
MPA	$ 76,446,640	$ 36,094,905	0.08% – 0.41%

For the six months ended January 31, 2012, the Funds’ average TOB trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average TOB Trust Certificates Outstanding	Daily Weighted Average Interest Rate
MUC	$188,288,771	0.65%
MUJ	$ 18,710,204	0.60%
MFT	$ 18,448,607	0.74%
MIY	$ 16,546,277	0.61%
MJI	$ 7,074,727	0.60%
MPA	$ 35,030,449	0.75%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market values of municipal bonds deposited into the TOB may adversely affect the Funds’ NAVs per share.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.

Dividend income is recorded on the ex-dividend dates. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 7.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the following periods:

	Year Ended	Period
MUC	July 31, 2011	July 1, 2009 to
	July 31, 2010	July 31, 2009
June 30, 2009
June 30, 2008
MUJ	July 31, 2011
July 31, 2010
July 31, 2009
July 31, 2008
MFT	July 31, 2011	November 1, 2007
	July 31, 2010	to July 31, 2008
July 31, 2009

MIY	July 31, 2011	November 1, 2007
	July 31, 2010	to July 31, 2008
July 31, 2009
MJI	July 31, 2011	November 1, 2007
	July 31, 2010	to July 31, 2008
July 31, 2009
MPA	July 31, 2011	November 1, 2007
	July 31, 2010	to July 31, 2008
July 31, 2009

The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the”FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for

46	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Notes to Financial Statements (continued)

fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Fund’s Board, independent Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors. This has approximately the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund. Each Fund may, however, elect to invest in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations. Investments to cover each Fund’s deferred compensation liability, if any, are included in other assets in the Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated in the Statements of Operations.

Offering Costs: The Funds incurred costs in connection with its issuance of VRDP Shares and VMTP Shares. For VRDP Shares, these costs were recorded as a deferred charge and will be amortized over the 30-year life of the VRDP Shares with the exception of upfront fees paid to the liquidity provider which are amortized over the life of the liquidity agreement. For VMTP Shares, these costs were recorded as a deferred charge and will be amortized over the 3-year life of the VMTP Shares. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Funds and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Funds as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of January 31, 2012
Liability Derivatives
	Statements of Assets and Liabilities Location	MUC	MUJ	MFT	MIY	MJI
Value
Interest rate contracts	Net unrealized appreciation/depreciation[1]	$ (131,393)	$ (70,076)	$ (75,332)	$ (61,317)	$ (26,279)
[1]	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.
SEMI-ANNUAL REPORT	JANUARY 31, 2012	47

Notes to Financial Statements (continued)

The Effect of Derivative Financial Instruments in the Statements of Operations
Six Months Ended January 31, 2012
Net Realized Gain (Loss) From
	MUC	MUJ	MFT	MIY	MJI	MPA
Interest rate contracts:
Financial futures contracts	$57,264	$(580,515)	$(159,513)	$(513,621)	$(250,201)	$(532,893)
Net Change in Unrealized Appreciation/Depreciation on
	MUC	MUJ	MFT	MIY	MJI	MPA
Interest rate contracts:
Financial futures contracts	$(131,393)	$274,887	$21,991	$250,115	$126,193	$227,086

For the six months ended January 31, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:
	MUC	MUJ	MFT	MIY	MJI	MPA
Financial futures contracts:
Average number of contracts purchased	—	—	—	—	—	55
Average number of contracts sold	38	20	22	18	8	—
Average notional value of contracts purchased	—	—	—	—	—	$7,145,547
Average notional value of contracts sold	$4,959,375	$2,645,000	$2,843,375	$2,314,375	$991,875	—

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

MUC	0.55%
MUJ	0.55%
MFT	0.50%
MIY	0.50%
MJI	0.50%
MPA	0.50%

Average daily net assets are the average daily value of each Fund’s total assets minus the sum of its accrued liabilities.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are shown as, or included in, fees waived by advisor in the Statements of Operations.

For the six months ended January 31, 2012, the amounts waived were as follows:

MUC	$6,839
MUJ	$12,389
MFT	$1,361
MIY	$653
MJI	$5,327
MPA	$1,053

The Manager, for MUC and MUJ, voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOBs that exceed 35% of total assets minus the sum of its accrued liabilities. These amounts are included in fees waived by advisor in the Statements of Operations. For the six months ended January 31, 2012 the waivers were:

MUC	$317,178
MUJ	$46,035

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

Certain officers and/or Directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments excluding short-term securities for the six months ended January 31, 2012 were as follows:

	Purchases	Sales
MUC	$258,109,776	$247,686,913
MUJ	$64,735,344	$49,760,624
MFT	$43,194,406	$34,196,818
MIY	$61,053,447	$59,105,759
MJI	$33,798,815	$25,359,387
MPA	$43,201,442	$38,675,815

48	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Notes to Financial Statements (continued)

5. Income Tax Information:

As of July 31, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires July 31,	MUC	MUJ	MFT	MIY	MJI	MPA
2012	—	—	$1,910,577	$3,826,164	—	—
2016	$2,097,897	—	659,619	1,689,814	—	—
2017	8,756,104	—	993,919	2,031,132	—	$2,948,179
2018	—	—	6,354,819	—	—	893,908
2019	—	$566,673	—	—	$341,211	50,303
Total	$10,854,001	$566,673	$9,918,934	$7,547,110	$341,211	$3,892,390

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after July 31, 2011 will not be subject to expiration. In addition, any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	MUC	MUJ	MFT	MIY	MJI	MPA
Tax cost	$819,562,154	$471,207,007	$164,576,429	$400,193,303	$189,887,722	$235,768,632
Gross unrealized appreciation	$72,597,344	$43,707,903	$18,813,971	$31,755,611	$15,847,552	$19,059,579
Gross unrealized depreciation	—	(933,686)	(64,652)	(1,228,241)	(919,529)	(16,069)
Net unrealized appreciation	$72,597,344	$42,774,217	$18,749,319	$30,527,370	$14,928,023	$19,043,510

6. Concentration, Market and Credit Risk:

MUC, MUJ, MIY and MPA invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counter-party credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counter-party credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

As of January 31, 2012, MUC invested a significant portion of its assets in securities in the County/City/Special District/School District and Utilities sectors. MUJ and MJI invested a significant portion of their assets in securities in the State sector. MFT invested a significant portion of its assets in the County/City/Special District/School District, Transportation and Utilities sectors. MIY invested a significant portion of its assets in securities in the County/City/Special District/School District sector. MPA invested a significant portion of its assets in securities in the County/City/Special District/School District and State sectors. Changes in economic conditions affecting the County/City/Special District/School District, State, Transportation and Utilities sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

7. Capital Share Transactions:

MFT and MPA are authorized to issue an unlimited number of Common Shares of beneficial interest, par value $0.10 per share together with 1 million Preferred Shares of beneficial interest, par value $0.05 per share. Each Fund’s Board is authorized, however, to reclassify any unissued shares of Common Shares without approval of Common Shareholders.

MUC, MUJ, MIY and MJI are authorized to issue 200 million shares, par value $0.10 per share or $0.05 per share, all of which were initially classified as Common Shares. Each Fund’s Board is authorized, however, to reclassify any unissued shares of Common Shares without approval of Common Shareholders.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

SEMI-ANNUAL REPORT	JANUARY 31, 2012	49

Notes to Financial Statements (continued)

	Six Months Ended January 31, 2012	Year Ended July 31, 2011

MUJ	10,454	12,381
MFT	3,674	6,451
MIY	11,314	—
MJI	8,599	24,556
MPA	7,197	5,736

Shares issued and outstanding remained constant for MUC for the six months ended January 31, 2012 and the year ended July 31, 2011.

Preferred Shares

Each Fund’s Preferred Shares rank prior to the Fund’s Common Shares as to the payment of dividends by the Funds and distribution of assets upon dissolution or liquidation of the Funds. The 1940 Act prohibits the declaration of any dividend on the Fund’s Common Shares or the repurchase of the Fund’s Common Shares if the Funds fail to maintain the asset coverage of at least 200% of the liquidation preference of the outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instrument, the Funds are restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the Preferred Shares or repurchasing such shares if the Funds fail to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares governing instrument or comply with the basic maintenance amount requirement of the rating agencies then rating the Preferred Shares.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for the Funds. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

MUJ, MIY, MJI and MPA (collectively, the “VRDP Funds”), have issued Series W-7 VRDP Shares, $100,000 liquidation value per share, in a privately negotiated offering. The VRDP Shares were offered to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933 and include a liquidity feature that allows the holders of VRDP Shares to have their shares purchased by the liquidity provider in the event of a failed remarketing. The VRDP Funds are required to redeem the VRDP Shares owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Upon the occurrence of an unsuccessful remarketing, the VRDP Funds are required to segregate liquid assets to fund the redemption. The VDRP shares are subject to certain restrictions on transfer.

The VRDP Shares issued for the year ended July 31, 2011 were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MUJ	6/30/11	1,727	$172,700,000	7/01/41
MIY	6/30/11	644	$144,650,000	7/01/41
MJI	4/21/11	1,446	$ 64,475,000	5/01/41
MPA	5/19/11	663	$ 66,350,000	6/01/41

The VRDP Funds entered into a fee agreement with the liquidity providers that required an initial commitment and a per annum liquidity fee to be paid to the liquidity providers. These fees are shown as liquidity fees in the Statements of Operations.

The fee agreement between the VRDP Funds and the respective liquidity providers is for a 1 year term and is scheduled to expire on April 18, 2012 for MJI, May 18, 2012 for MPA and June 29, 2012 for MUJ and MIY unless renewed or terminated in advance. In the event the fee agreement is not renewed or is terminated in advance, and the VRDP Funds do not enter into a fee agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. The VRDP Funds are required to redeem any VRDP Shares purchased by the liquidity providers six months after the purchase date. Immediately after the purchase of any VRDP Shares by the liquidity providers, the VRDP Funds are required to begin to segregate liquid assets with the VRDP Fund’s custodian to fund the redemption. There is no assurance the VRDP Funds will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Each VRDP Fund is required to redeem its VRDP Shares on the maturity date unless earlier redeemed or repurchased. Six months prior to the maturity date, each VRDP Fund is required to begin to segregate liquid assets with the Fund’s custodian to fund the redemption. In addition, VRDP Funds are required to redeem certain of their outstanding VRDP Shares if they fail to maintain certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of the VRDP Funds. The redemption price per VRDP Share is equal to the liquidation value per share plus any outstanding unpaid dividends. In the event of an optional redemption of VRDP Shares prior to the initial termination date of the fee agreement, the VRDP Funds must pay the respective liquidity provider fees on such redeemed VRDP Shares for the remaining term of the fee agreement up to the initial termination date.

Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate as discussed below. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed. At the date of issuance, the VRDP Shares were assigned a long-term rating of Aaa from Moody’s and AAA from Fitch. Moody’s has announced a review of its rating methodologies with respect to investment company securities, and any amendments to its rating methodologies may adversely affect Moody’s current long-term ratings of the VRDP Shares.

50	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Notes to Financial Statements (continued)

The short-term ratings on the VRDP Shares are directly related to the short-term ratings of the liquidity providers. Changes in the credit quality of the liquidity providers could cause a change in the short-term credit ratings of the VRDP Shares. Although not directly correlated, a change in the short-term credit rating of the VRDP Shares may adversely affect the dividend rate paid on such shares. As of January 31, 2012 the short-term ratings of the liquidity providers and the VRDP Shares are P-1/F-1 and P-1/F-1 as rated by Moody’s and Fitch, respectively. The liquidity providers may be terminated prior to the scheduled termination date if the liquidity providers fail to maintain short-term debt ratings in one of the two highest rating categories. Moody’s has placed the liquidity providers and the short-term ratings of the VRDP Shares on review for possible downgrade.

For financial reporting purposes, VRDP shares are considered debt of the issuer; therefore, the liquidation value of VRDP Shares is recorded as a liability in the Statements of Assets and Liabilities. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. VRDP shares are treated as equity for tax purposes. Dividends paid to holders of VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes.

The VRDP Funds pay commissions of 0.10% on the aggregate principal amount of all VRDP Shares, which are included in remarketing fees on Preferred Shares in the Statements of Operations. All of the Funds’ VRDP Shares have successfully remarketed since issuance, with an annualized dividend rates for the six months ended January 31, 2012 as follows:

Rate
MUJ	0.30%
MIY	0.28%
MJI	0.30%
MPA	0.28%

VRDP shares issued and outstanding remained constant for the six months ended January 31, 2012.

VMTP Shares

MFT has issued Series W-7 VMTP Shares, $100,000 liquidation value per share, in a privately negotiated offering and sale of VMTP Shares exempt from registration under the Securities Act of 1933.

The VMTP Shares issued for the six months ended January 31, 2012 were as follows:

	Issue	Shares	Aggregate	Maturity
	Date	Issued	Principal	Date
MFT	12/15/11	565	$56,525,000	1/02/15

MFT is required to redeem its VMTP Shares on the term date, unless earlier redeemed or repurchased or unless extended. There is no assurance that the term of the Fund’s VMTP Shares will be extended or that the Fund’s VMTP Shares will be replaced with any other preferred shares or other form of leverage upon the redemption or repurchase of the VMTP Shares. Six months prior to term date, the Fund is required to begin to segregate liquid assets with the Fund’s custodian to fund the redemption. In addition, the Fund is required to redeem certain of its outstanding VMTP Shares if it fails to maintain certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the Fund’s VMTP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The redemption price per VMTP Share is equal to the liquidation value per share plus any outstanding unpaid dividends and applicable redemption premium. If the Fund redeems the VMTP Shares on a date that is one year or more prior to the term date and the VMTP Shares are rated above A1/A+ by Moody’s and Fitch respectively, (the “Rating Agencies”), then such redemption is subject to a scheduled redemption premium based on the time remaining to the term date, subject to certain exceptions for redemptions that are required to maintain minimum asset coverage requirements. The VMTP Shares are subject to certain restrictions on transfer, and the Fund may also be required to register the VMTP Shares for sale under the Securities Act of 1933 under certain circumstances. In addition, amendments to the VMTP governing document generally require the consent of the holders of VMTP Shares.

Dividends on the VMTP Shares are payable monthly at a variable rate set weekly at a fixed rate spread to the Securities Industry and Financial Markets Association Municipal Swap Index (SIFMA). The fixed spread is determined based on the long-term preferred share rating assigned to the VMTP Shares by the Rating Agencies. At the date of issuance, the VMTP Shares were assigned a long-term rating of Aaa from Moody’s and AAA from Fitch. Moody’s has announced a review of its rating methodologies with respect to investment company securities, and any amendments to its respective rating methodologies may adversely affect the Moody’s current long-term ratings of the VMTP Shares. The dividend rate on the VMTP Shares is subject to a step-up spread if the Fund fails to comply with certain provisions, including, among others, the timely payment of dividends, redemptions or gross-up payments, and maintaining certain asset coverage and leverage requirements.

The average annualized dividend rate of the VMTP Shares for the six months ended January 31, 2012 for MFT was 1.15%.

For financial reporting purposes, VMTP shares are considered debt of the issuer; therefore, the liquidation value of VMTP Shares is recorded as a liability in the Statements of Assets and Liabilities. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends paid on the VMTP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. VMTP shares are treated as equity for tax purposes. Dividends paid to holders of VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes.

AMPS

The AMPS are redeemable at the option of MUC, in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated and unpaid dividends whether or not declared. The AMPS are also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Fund, as set forth in each Fund’s Articles Supplementary/Statement of Preferences (the “Governing Instrument”) are not satisfied.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	51

Notes to Financial Statements (concluded)

From time to time in the future, MUC may effect repurchases of its AMPS at prices below their liquidation preference as agreed upon by the Fund and seller. The Fund also may redeem its AMPS from time to time as provided in the applicable Governing Instrument. The Fund intends to effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements or for such other reasons as the Board may determine.

MUC had the following series of AMPS outstanding, effective yields and reset frequency as of January 31, 2012:

	Series	AMPS	Effective Yield	Reset Frequency Days
MUC	A	1,251	0.13%	7
	B	2,527	0.13%	7
	C	2,084	0.12%	7
	D	1,928	0.12%	7
	E	2,370	0.13%	7

Dividends on seven-day AMPS are cumulative at a rate, which is reset every seven based on the results of an auction. If the AMPS fail to clear the auction on an auction date, each Fund is required to pay the maximum applicable rate on the AMPS to holders of such shares for successive dividend periods until such time as the shares are successfully auctioned. The maximum applicable rate on the AMPS is as footnoted in the table below. The low, high and average dividend rates on the AMPS for each Fund for the period were as follows:

	Series	Low	High	Average
MUC	A1	0.11%	0.31%	0.20%
	B1	0.11%	0.31%	0.20%
	C1	0.11%	0.31%	0.20%
	D1	0.11%	0.31%	0.20%
	E1	0.11%	0.31%	0.20%
MFT	A1	0.17%	0.31%	0.24%
	B2	1.29%	1.38%	1.32%

[1]	The maximum applicable rate on this series of AMPS is the higher of 110% of the AA commercial paper rate or 110% of 90% of Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.
[2]	The maximum applicable rate on this series of AMPS is the higher of 110% plus or times (i) the Telerate/BBA LIBOR or (ii) 90% of Kenny S&P 30-day High Grade Index rate divided by 1.00 minus the marginal tax rate.

Since February 13, 2008, the AMPS of the Funds failed to clear any of their auctions. As a result, the AMPS dividend rates were reset to the maximum applicable rate, which ranged from 0.11% to 1.38% for the six months ended January 31, 2012. A failed auction is not an event of default for the Funds but it has a negative impact on the liquidity of AMPS. A failed auction occurs when there are more sellers of a fund’s AMPS than buyers. A successful auction for the Funds’ AMPS may not occur for some time, if ever, and even if liquidity does resume, holders of AMPS may not have the ability to sell the AMPS at their liquidation preference.

MUC may not declare dividends or make other distributions on Common Shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding AMPS is less than 200%.

MUC pays commissions of 0.15% on the aggregate principal amount of all shares that fail to clear their auctions and 0.25% on the aggregate principal amount of all shares that successfully clear their auctions. Certain broker dealers have individually agreed to reduce commissions for failed auctions. The commissions paid to those brokers dealers are included in remarketing fees on Preferred Shares in the Statements of Operations.

During the six months ended January 31, 2012, MFT announced the following redemptions of AMPS at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

		Redemption	Shares	Aggregate
	Series	Date	Redeemed	Principal
MFT	A	1/10/12	1,884	47,100,000
	B	1/5/12	377	9,425,000

MFT financed the AMPS redemptions with the proceeds received from the issuance of VMTP Shares of $56,525,000.

AMPS issued and outstanding remained constant for the six months ended January 31, 2012 and the year ended July 31, 2011 for MUC.

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Funds paid a net investment income dividend in the following amounts per share on March 1, 2012 to Common Shareholders of record on February 15, 2012:

Common Dividend Per Share
MUC	$0.0765
MUJ	$0.0740
MFT	$0.0710
MIY	$0.0765
MJI	$0.0720
MPA	$0.0765

The dividends declared on AMPS, VRDP or VMTP Shares for the period February 1, 2012 to February 29, 2012 were as follows:

		Dividends
	Series	Declared
MUC AMPS	A	$4,804
	B	$9,072
	C	$7,419
	D	$6,825
	E	$8,342
MUJ VRDP	W-7	$46,242
MFT VMTP	W-7	$50,943
MIY VRDP	W-7	$31,844
MJI VRDP	W-7	$17,244
MPA VRDP	W-7	$14,600

On March 22, 2012, MUC issued 2,540 Series W-7 VMTP Shares, $100,000 liquidation value per share, with a maturity date of April 1, 2015 and total proceeds received of $254,000,000 in a privately negotiated offering and sale of VMTP Shares exempt from registration under the Securities Act of 1933 to finance the AMPS redemption.

On March 23, 2012, MUC announced the redemptions of AMPS at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

				Aggregate
			Shares	Principal
		Redemption	to be	to be
	Series	Date	Redeemed	Redeemed
MUC	A	4/17/12	1,251	$31,275,000
	B	4/16/12	2,527	$63,175,000
	C	4/13/12	2,084	$52,100,000
	D	4/12/12	1,928	$48,200,000
	E	4/18/12	2,370	$59,250,000

52	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Officers and Directors1

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chairperson of the Board, Chairperson
   of the Audit Committee and Director
Paul. L. Audet, Director
Michael J. Castellano, Director and Member of the Audit
   Committee
Frank J. Fabozzi, Director and Member of the Audit
   Committee
Kathleen F. Feldstein, Director
James T. Flynn, Director and Member of the Audit Committee
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Anne Ackerley, Vice President
Brendan Kyne, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money
   Laundering Officer
Ira P. Shapiro, Secretary

[1]	John F. Powers, who was a Director of the Funds, resigned as of February 21, 2012.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Financial Management, Inc.
New York, NY 10055

Custodians
State Street Bank and Trust Company2
Boston, MA 02110

The Bank of New York Mellon3
New York, NY 10286

Transfer Agent
Common Shares
Computershare Trust Company, N.A.
Providence, RI 02940

AMPS Auction Agent
BNY Mellon Shareowner Services
Jersey City, NJ 07310

VRDP Tender and Paying Agent and
VMTP Redemption and Paying Agent
The Bank of New York Mellon
New York, NY 10289

VRDP Liquidity Providers and Remarketing Agents
Citigroup Global Markets Inc.4
New York, NY 10179

Merrill Lynch, Pierce, Fenner & Smith Incorporated5
New York, NY 10036

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

[2]	For MPA.
[3]	For MUC, MUJ, MFT, MIY and MJI.
[4]	For MIY and MPA.
[5]	For MUJ and MJI.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	53

Additional Information

Dividend Policy

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

On June 10, 2010, the Manager announced that MUJ and MIY each received a demand letter from a law firm on behalf of Common Shareholders of MUJ and MIY. The demand letters allege that the Manager and officers and Boards of Directors of MUJ and MIY (the “Boards”) breached their fiduciary duties by redeeming at par certain of MUJ and MIY’s Preferred Shares, and demanded that the Boards take action to remedy those alleged breaches. In response to the demand letter, the Boards established a Demand Review Committee (the “Committee”) of the Independent Directors to investigate the claims made in the demand letters with the assistance of independent counsel. Based upon its investigation, the Committee recommended that the Boards reject the demand specified in the demand letters. After reviewing the findings of the Committee, the Boards unanimously adopted the Committee’s recommendation and unanimously voted to reject the demand.

The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders or in the principal risk factors associated with investment in the Funds. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolios.

Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’ web-sites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

54	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Additional Information (concluded)

General Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Funds.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	JANUARY 31, 2012	55

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in the short-term dividend rates of the Preferred Shares may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

#MHMYINS6-1/12-SAR

56	SEMI-ANNUAL REPORT	JANUARY 31, 2012

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

(a)	Not Applicable to this semi-annual report
(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Quality Fund

By:	/s/ John M. Perlowski John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniYield Investment Quality Fund

Date: April 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniYield Investment Quality Fund

Date: April 2, 2012

By:	/s/ Neal J. Andrews Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniYield Investment Quality Fund

Date: April 2, 2012